                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-01136

                              SECURITY EQUITY FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY EQUITY FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                   Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2004 (UNAUDITED)
                 SECURITY EQUITY FUND - ALPHA OPPORTUNITY SERIES

                                              NUMBER OF      MARKET
                                               SHARES        VALUE
COMMON STOCKS - 46.5%
ADVERTISING - 0.7%
Omnicom Group, Inc.                               1,800    $  151,776
                                                           ----------

AGRICULTURAL PRODUCTS - 0.4%
Delta & Pine Land Company                         3,200        87,296
                                                           ----------

AIRLINES - 0.8%
Frontier Airlines, Inc.*                          2,700        30,807
Southwest Airlines Company                        7,900       128,612
                                                           ----------
                                                              159,419
                                                           ----------

ALUMINUM - 0.8%
Century Aluminum Company *                        6,400       168,064
                                                           ----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.7%
Columbia Sportswear Company*                      2,400       143,064
                                                           ----------

AUTO PARTS & EQUIPMENT - 0.1%
Wabtec Corporation                                  800        17,056
                                                           ----------

BIOTECHNOLOGY - 0.7%
MedImmune, Inc.*                                  5,700       154,527
                                                           ----------

BUILDING PRODUCTS - 0.0%
Armstrong Holdings, Inc.*                         1,200         3,024
                                                           ----------

COMMODITY CHEMICALS - 1.5%
Lyondell Chemical Company                         3,800       109,896
Nova Chemicals Corporation                        4,000       189,200
                                                           ----------
                                                              299,096
                                                           ----------

COMPUTER STORAGE & PERIPHERALS - 0.2%
QLogic Corporation*                               1,000        36,730
                                                           ----------

CONSTRUCTION & FARM MACHINERY - 2.6%
AGCO Corporation*                                 3,100        67,859
CNH Global N.V.                                   7,000       135,590
Terex Corporation*                                2,800       133,420
Trinity Industries, Inc.                          5,500       187,440
                                                           ----------
                                                              524,309
                                                           ----------

DIVERSIFIED CHEMICALS - 1.9%
Cabot Corporation                                 2,700       104,436
Dow Chemical Company                              1,400        69,314
Hercules, Inc.*                                   1,700        25,245
Olin Corporation                                  8,200       180,564
                                                           ----------
                                                              379,559
                                                           ----------

DIVERSIFIED METALS & MINING - 12.7%
Alumina, Ltd. ADR                                 4,300        79,722
Amcol International Corporation                   2,800        56,252
Anglo American plc ADR                            6,500       154,635
Arch Coal, Inc.                                   3,800       135,052
BHP Billiton, Ltd. ADR                            6,700       160,934
Consol Energy, Inc.                               2,400        98,520

                                              NUMBER OF     MARKET
                                               SHARES        VALUE
COMMON STOCKS (CONTINUED)
DIVERSIFIED METALS & MINING (CONTINUED)
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)       9,800    $  374,654
Inco, Ltd.*                                       9,600       353,088
Ivanhoe Mines, Ltd.*                              1,300         9,373
Massey Energy Company                             3,700       129,315
Noranda, Inc.                                    12,500       220,000
Phelps Dodge Corporation*                         2,400       237,408
RTI International Metals, Inc.*                   4,400        90,376
Rio Tinto plc ADR                                 1,500       178,815
Southern Peru Copper Corporation                  5,100       240,771
Titanium Metals Corporation*                      2,800        67,592
                                                           ----------
                                                            2,586,507
                                                           ----------

ENVIRONMENTAL SERVICES - 0.5%
Waste Management, Inc.                            3,100        92,814
                                                           ----------
FOREST PRODUCTS - 3.6%
Louisiana-Pacific Corporation                     6,300       168,462
Weyerhaeuser Company                              8,400       564,648
                                                           ----------
                                                              733,110
                                                           ----------

HEALTH CARE FACILITIES - 0.4%
Community Health Systems, Inc.*                   2,800        78,064
                                                           ----------

HOME FURNISHINGS - 0.3%
Kimball International, Inc. (Cl.B)                4,062        60,158
                                                           ----------

INDUSTRIAL MACHINERY - 1.3%
JLG Industries, Inc.                              2,900        56,927
Kennametal, Inc.                                    700        34,839
Lincoln Electric Holdings, Inc.                   2,800        96,712
Parker Hannifin Corporation                         800        60,592
Portex Rail Products, Inc.                          400         4,160
Timken Company                                      700        18,214
                                                           ----------
                                                              271,444
                                                           ----------

INTEGRATED OIL & GAS - 1.4%
Norsk Hydro ASA ADR                               2,300       181,056
Tesoro Corporation*                               3,500       111,510
                                                           ----------
                                                              292,566
                                                           ----------

MARINE - 0.5%
Kirby Corporation*                                2,200        97,636
                                                           ----------

MOVIES & ENTERTAINMENT - 0.1%
Imax Corporation ADR                              2,100        17,323
                                                           ----------

MULTI-UTILITIES & UNREGULATED POWER - 0.1%
Duke Energy Corporation                             600        15,198
                                                           ----------

OIL & GAS DRILLING - 1.1%
Rowan Companies, Inc.*                            8,900       230,510
                                                           ----------

OIL & GAS EQUIPMENT & SERVICES - 3.8%
FMC Technologies, Inc.*                           4,400       141,680
Hydril*                                           3,400       154,734

                                              NUMBER OF     MARKET
                                               SHARES       VALUE
COMMON STOCKS (CONTINUED)
OIL & GAS EQUIPMENT & SERVICES (CONTINUED)
Oceaneering International, Inc.*                  3,300    $  123,156
Schlumberger, Ltd.                                5,200       348,140
                                                           ----------
                                                              767,710
                                                           ----------

OIL & GAS REFINING, MARKETING &
TRANSPORTATION - 1.0%
Ashland, Inc.                                     3,500       204,330
                                                           ----------

PACKAGED FOODS & MEATS - 0.3%
Pilgrim's Pride Corporation                       2,000        61,360
                                                           ----------

PAPER PRODUCTS - 2.2%
Abitibi-Consolidated, Inc.                        6,600        45,672
Aracruz Celulose S.A. ADR                         3,900       147,030
Buckeye Technologies, Inc.*                       1,200        15,612
International Paper Company                       1,400        58,800
MeadWestvaco Corporation                          2,900        98,281
Potlatch Corporation                              1,500        75,870
                                                           ----------
                                                              441,265
                                                           ----------

RAILROADS - 0.8%
Kansas City Southern*                             8,900       157,797
                                                           ----------

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Plum Creek Timber Company, Inc.                   4,600       176,824
Rayonier, Inc.                                    4,200       205,422
                                                           ----------
                                                              382,246
                                                           ----------

SPECIALIZED FINANCE - 0.4%
GATX Corporation                                  2,600        76,856
                                                           ----------

SPECIALTY CHEMICALS - 2.0%
A. Schulman, Inc.                                 3,700        79,217
Compass Minerals International, Inc.                300         7,269
Great Lakes Chemical Corporation                  1,300        37,037
MacDermid, Inc.                                   1,600        57,760
Minerals Technologies, Inc.                       1,200        80,040
OM Group, Inc.*                                   4,400       142,648
                                                           ----------
                                                              403,971
                                                           ----------

STEEL - 1.6%
Corus Group plc ADR*                              2,500        24,550
Gerdau S.A. ADR                                   1,200        21,600
Mechel Steel Group ADR*                           3,800        84,930
Nucor Corporation                                 1,700        88,978
Posco ADR                                         2,300       102,419
                                                           ----------
                                                              322,477
                                                           ----------

SYSTEMS SOFTWARE - 0.1%
BMC Software, Inc.*                               1,300        24,180
                                                           ----------

TOTAL COMMON STOCKS
     (cost $9,291,102)
                                                            9,441,442
                                                           ----------

WARRANTS - 0.0%
Inco, Ltd.                                          500         6,750
                                                           ----------
TOTAL WARRANTS
     (cost $6,592)                                              6,750
                                                           ----------

                                               PRINCIPAL
                                               AMOUNT OR
                                               NUMBER OF        MARKET
                                                SHARES           VALUE
U.S. GOVERNMENT SPONSORED AGENCIES - 45.0%
Federal Home Loan Bank:
     2.30%, 01-19-05(2)                       $   150,000     $    149,831
     2.01%, 01-21-05                          $   425,000          424,535
     2.094%, 02-01-05                         $   685,000          683,736
     2.406%, 03-16-05                         $ 1,075,000        1,069,969
Federal National Mortgage Association:
     2.16%, 01-03-05                          $ 2,240,000        2,239,726
     2.018%, 01-05-05                         $   300,000          299,963
     2.192%, 01-10-05                         $   750,000          749,597
     2.024%, 01-12-05                         $   150,000          149,918
     2.02%, 01-19-05(2)                       $   100,000           99,903
     2.025%, 01-24-05(2)                      $   500,000          499,362
     2.35%, 02-07-05                          $   425,000          423,995
     2.27%, 02-16-05                          $   925,000          922,411
     2.313%, 02-23-05                         $   225,000          224,270
     2.346%, 03-02-05                         $   525,000          523,021
     2.384%, 03-09-05                         $   350,000          348,521
     2.50%, 03-29-05                          $   320,000          318,101
                                                              ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $9,126,530)                                           9,126,859
                                                              ------------

ASSET BACKED SECURITIES - 2.0%
Ford Credit Auto Owner Trust, 2002-D A4B,
     2.523% - 2006 1                          $   400,000          400,248
                                                              ------------
TOTAL ASSET BACKED SECURITIES
     (cost $400,425)                                               400,248
                                                              ------------
TOTAL INVESTMENTS - 93.5%
     (cost $18,824,649)                                         18,975,299
                                                              ------------

SHORT POSITIONS - (0.1%)
RESTAURANTS - (0.1%)
California Pizza Kitchen, Inc.*                      (900)         (20,700)
                                                              ------------
TOTAL SHORT POSITIONS
     (proceeds $20,869)                                            (20,700)
                                                              ------------
CASH & OTHER ASSETS, LESS
LIABILITIES - 6.6%                                               1,332,450
                                                              ------------
TOTAL NET ASSETS - 100.0%                                     $ 20,287,049
                                                              ============

For federal income tax purposes the indentified cost of investments owned at December 31, 2004 was $18,874,267. For federal income tax purposes, the net unrealized appreciation on investments amounted to $101,032 which consisted of $131,341 of aggregate gross unrealized appreciation, and $30,309 of aggregate gross unrealized depreciation.

*Non-income producing security
ADR (American
Depositary Receipt)
plc (public limited company)
(1)Variable rate security. Rate
indicated is rate effective at December 31, 2004.
(2)Security is segregated as collateral for open futures contracts.

OPEN FUTURES CONTRACTS
----------------------
POSITION                                     Long
NUMBER OF CONTRACTS                           26
EXPIRATION DATE                            3/17/2005
CONTRACT AMOUNT                           $7,724,332
MARKET VALUE                              $7,889,050
UNREALIZED GAIN                           $  164,718

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2004 (UNAUDITED)
                  SECURITY EQUITY FUND - ENHANCED INDEX SERIES

                                              NUMBER OF      MARKET
                                               SHARES         VALUE
COMMON STOCKS - 98.4%
AEROSPACE & DEFENSE - 1.9%
Boeing Company                                    1,547    $    80,088
General Dynamics Corporation                        591         61,819
Goodrich Corporation                                100          3,264
Honeywell International, Inc.                       385         13,633
Lockheed Martin Corporation                         888         49,328
Northrop Grumman Corporation                      1,080         58,709
United Technologies Corporation                     540         55,809
                                                           -----------
                                                               322,650
                                                           -----------

AGRICULTURAL PRODUCTS - 0.3%
Archer-Daniels-Midland Company                    2,366         52,785
                                                           -----------
AIR FREIGHT & LOGISTICS - 1.2%
FedEx Corporation                                   758         74,655
United Parcel Service, Inc. (Cl.B)                1,458        124,601
                                                           -----------
                                                               199,256
                                                           -----------

ALUMINUM - 0.3%
Alcoa, Inc.                                       1,374         43,171
                                                           -----------
APPAREL RETAIL - 0.7%
Gap, Inc.                                         2,200         46,464
Limited Brands, Inc.                                900         20,718
TJX Companies, Inc.                               1,959         49,230
                                                           -----------
                                                               116,412
                                                           -----------

APPAREL, ACCESSORIES & LUXURY GOODS - 0.2%
Jones Apparel Group, Inc.                         1,100         40,227
                                                           -----------

APPLICATION SOFTWARE - 0.4%
Intuit, Inc.*                                       900         39,609
Parametric Technology Corporation*                1,593          9,383
PeopleSoft, Inc.*                                   500         13,240
                                                           -----------
                                                                62,232
                                                           -----------

ASSET MANAGEMENT & CUSTODY BANKS - 0.9%
Bank of New York Company, Inc.                      136          4,545
Federated Investors, Inc. (Cl.B)                  1,200         36,480
Franklin Resources, Inc.                            100          6,965
Mellon Financial Corporation                      1,711         53,229
State Street Corporation                          1,158         56,881
                                                           -----------
                                                               158,100
                                                           -----------

AUTO PARTS & EQUIPMENT - 0.2%
Visteon Corporation                               3,249         31,743
                                                           -----------

AUTOMOBILE MANUFACTURERS - 0.3%
Ford Motor Company                                3,007         44,022
General Motors Corporation                          259         10,376
                                                           -----------
                                                                54,398
                                                           -----------

                                              NUMBER OF      MARKET
                                               SHARES        VALUE
COMMON STOCKS (CONTINUED)
BIOTECHNOLOGY - 1.3%
Amgen, Inc.*                                      1,764    $   113,161
Applera Corporation - Applied Biosystems
Group                                             1,800         37,638
Biogen Idec, Inc.*                                  200         13,322
Chiron Corporation*                               1,242         41,396
Gilead Sciences, Inc.*                              400         13,996
                                                           -----------
                                                               219,513
                                                           -----------

BREWERS - 0.3%
Anheuser-Busch Companies, Inc.                      824         41,802
`                                                          -----------

BROADCASTING & CABLE TV - 0.9%
Clear Channel Communications, Inc.                1,836         61,488
Comcast Corporation*                              2,179         72,517
Univision Communications, Inc.*                     300          8,781
                                                           -----------
                                                               142,786
                                                           -----------

BUILDING PRODUCTS - 0.2%
Masco Corporation                                 1,004         36,676
                                                           -----------

CASINOS & GAMING - 0.3%
Harrah's Entertainment, Inc.                        661         44,214
                                                           -----------

COMMUNICATIONS EQUIPMENT - 2.5%
Avaya, Inc.*                                        275          4,730
Cisco Systems, Inc.*                             11,602        223,919
Motorola, Inc.                                    3,053         52,512
Qualcomm, Inc.                                    2,258         95,739
Scientific-Atlanta, Inc.                            500         16,505
Tellabs, Inc.*                                    3,900         33,501
                                                           -----------
                                                               426,906
                                                           -----------

COMPUTER & ELECTRONICS RETAIL - 0.2%
Circuit City Stores, Inc.                         2,300         35,972
                                                           -----------

COMPUTER HARDWARE - 3.5%
Apple Computer, Inc.*                               100          6,440
Dell, Inc.*                                       2,984        125,746
Hewlett-Packard Company                           4,508         94,533
International Business Machines
Corporation                                       2,763        272,377
NCR Corporation*                                    435         30,115
Sun Microsystems, Inc.*                          10,865         58,454
                                                           -----------
                                                               587,665
                                                           -----------

COMPUTER STORAGE & PERIPHERALS - 0.4%
EMC Corporation*                                  1,310         19,480
Lexmark International, Inc.*                        600         51,000
                                                           -----------
                                                                70,480
                                                           -----------

CONSTRUCTION & FARM MACHINERY - 0.5%
Caterpillar, Inc.                                   193         18,819
Deere & Company                                     600         44,640
Paccar, Inc.                                        298         23,983
                                                           -----------
                                                                87,442
                                                           -----------

CONSTRUCTION MATERIALS - 0.2%
Vulcan Materials Company                            600         32,766
                                                           -----------

                                              NUMBER OF      MARKET
                                               SHARES        VALUE
COMMON STOCKS (CONTINUED)
CONSUMER FINANCE - 1.3%
American Express Company                          2,423    $   136,585
MBNA Corporation                                  3,048         85,923
                                                           -----------
                                                               222,508
                                                           -----------

DATA PROCESSING & OUTSOURCED
SERVICES - 1.2%
Automatic Data Processing, Inc.                   1,517         67,279
Convergys Corporation*                            1,194         17,898
First Data Corporation                            1,349         57,386
Fiserv, Inc.*                                       700         28,133
Sabre Holdings Corporation                        1,400         31,024
                                                           -----------
                                                               201,720
                                                           -----------

DEPARTMENT STORES - 0.8%
Federated Department Stores, Inc.                   682         39,413
J.C. Penney Company, Inc.                         1,300         53,820
Nordstrom, Inc.                                   1,000         46,730
                                                           -----------
                                                               139,963
                                                           -----------

DISTILLERS & VINTNERS - 0.2%
Brown-Forman Corporation (Cl.B)                     800         38,944
                                                           -----------

DIVERSIFIED BANKS - 4.2%
Bank of America Corporation                       6,592        309,758
U.S. Bancorp                                      3,834        120,081
Wachovia Corporation                              1,697         89,262
Wells Fargo & Company                             3,006        186,823
                                                           -----------
                                                               705,924
                                                           -----------

DIVERSIFIED CHEMICALS - 1.0%
Dow Chemical Company                                741         36,687
E.I. du Pont de Nemours & Company                 1,474         72,300
Eastman Chemical Company                            700         40,411
Engelhard Corporation                               700         21,469
                                                           -----------
                                                               170,867
                                                           -----------

DIVERSIFIED COMMERCIAL SERVICES - 0.7%
Cendant Corporation                               2,917         68,199
H & R Block, Inc.                                   900         44,100
                                                           -----------
                                                               112,299
                                                           -----------

DIVERSIFIED METALS & MINING - 0.2%
Phelps Dodge Corporation*                           300         29,676
                                                           -----------

DRUG RETAIL - 0.2%
Walgreen Company                                    655         25,132
                                                           -----------

ELECTRIC UTILITIES - 2.1%
CenterPoint Energy, Inc.                          2,900         32,770
DTE Energy Company                                  200          8,626
Entergy Corporation                                 846         57,181
Exelon Corporation                                  194          8,550
FPL Group, Inc.                                     700         52,325
FirstEnergy Corporation                           1,300         51,363
Pinnacle West Captial Corporation                   900         39,969
Progress Energy, Inc.                             1,070         48,407

                                              NUMBER OF      MARKET
                                               SHARES        VALUE
COMMON STOCKS (CONTINUED)
ELECTRIC UTILITIES (CONTINUED)
Progress Energy, Inc. - Contingent
Value Obligation*(2)                                400    $        48
Southern Company                                     61          2,045
TXU Corporation                                     900         58,104
                                                           -----------
                                                               359,388
                                                           -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 0.4%
Emerson Electric Company                            838         58,744
                                                           -----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.4%
Agilent Technologies, Inc.*                       1,094         26,365
Tektronix, Inc.                                   1,200         36,252
                                                           -----------
                                                                62,617
                                                           -----------

ELECTRONIC MANUFACTURING SERVICES - 0.1%
Jabil Circuit, Inc.*                                 57          1,458
Molex, Inc. (Voting)                                700         21,000
                                                           -----------
                                                                22,458
                                                           -----------

EMPLOYMENT SERVICES - 0.2%
Robert Half International, Inc.                   1,344         39,554
                                                           -----------

ENVIRONMENTAL SERVICES - 0.3%
Waste Management, Inc.                            1,473         44,102
                                                           -----------

FOOD RETAIL - 0.9%
Albertson's, Inc.                                 1,900         45,372
Kroger Company*                                   1,620         28,415
Safeway, Inc.*                                    1,798         35,493
Supervalu, Inc.                                   1,200         41,424
                                                           -----------
                                                               150,704
                                                           -----------

FOREST PRODUCTS - 0.4%
Louisiana-Pacific Corporation                     1,313         35,110
Weyerhaeuser Company                                360         24,199
                                                           -----------
                                                                59,309
                                                           -----------

GAS UTILITIES - 0.3%
KeySpan Corporation                               1,100         43,395
                                                           -----------

GENERAL MERCHANDISE STORES - 0.2%
Target Corporation                                  706         36,663
                                                           -----------

HEALTH CARE DISTRIBUTORS - 0.3%
Cardinal Health, Inc.                               482         28,028
McKesson Corporation                                500         15,730
                                                           -----------
                                                                43,758
                                                           -----------

HEALTH CARE EQUIPMENT - 1.7%
Baxter International, Inc.                          700         24,178
Becton, Dickinson & Company                         899         51,063
Boston Scientific Corporation*                    1,299         46,179
Medtronic, Inc.                                   2,393        118,860
Thermo Electron Corporation*                      1,099         33,179
Zimmer Holdings, Inc.*                              204         16,344
                                                           -----------
                                                               289,803
                                                           -----------

                                              NUMBER OF      MARKET
                                               SHARES        VALUE
COMMON STOCKS (CONTINUED)
HEALTH CARE FACILITIES - 0.6%
HCA, Inc.                                         1,423    $    56,863
Manor Care, Inc.                                  1,048         37,131
                                                           -----------
                                                                93,994
                                                           -----------

HEALTH CARE SERVICES - 0.3%
Express Scripts, Inc.*                              100          7,644
IMS Health, Inc.                                    689         15,992
Quest Diagnostics, Inc.                             300         28,665
                                                           -----------
                                                                52,301
                                                           -----------

HEALTH CARE SUPPLIES - 0.3%
Bausch & Lomb, Inc.                                 600         38,676
Millipore Corporation*                              300         14,943
                                                           -----------
                                                                53,619
                                                           -----------

HOME IMPROVEMENT RETAIL - 1.1%
Home Depot, Inc.                                  2,508        107,192
Lowe's Companies, Inc.                            1,372         79,013
                                                           -----------
                                                               186,205
                                                           -----------

HOMEBUILDING - 0.3%
Pulte Homes, Inc.                                   800         51,040
                                                           -----------

HOTELS, RESORTS & CRUISE LINES - 0.1%
Carnival Corporation                                328         18,903
                                                           -----------

HOUSEHOLD APPLIANCES - 0.2%
Stanley Works                                       800         39,192
                                                           -----------

HOUSEHOLD PRODUCTS - 2.0%
Clorox Company                                      764         45,023
Colgate-Palmolive Company                           643         32,896
Kimberly-Clark Corporation                        1,196         78,709
Procter & Gamble Company                          3,124        172,070
                                                           -----------
                                                               328,698
                                                           -----------

HYPERMARKETS & SUPERCENTERS - 2.2%
Costco Wholesale Corporation                         53          2,566
Wal-Mart Stores, Inc.                             6,783        358,278
                                                           -----------
                                                               360,844
                                                           -----------

INDUSTRIAL CONGLOMERATES - 4.8%
3M Company                                        1,527        125,321
General Electric Company                         14,741        538,046
Textron, Inc.                                       109          8,044
Tyco International, Ltd.                          3,679        131,487
                                                           -----------
                                                               802,898
                                                           -----------

INDUSTRIAL GASES - 0.3%
Air Products & Chemicals, Inc.                      900         52,173
                                                           -----------

INDUSTRIAL MACHINERY - 0.7%
Dover Corporation                                 1,100         46,134
Illinois Tool Works, Inc.                           692         64,135
                                                           -----------
                                                               110,269
                                                           -----------

                                              NUMBER OF      MARKET
                                               SHARES        VALUE
COMMON STOCKS (CONTINUED)
INSURANCE BROKERS - 0.1%
Marsh & McLennan Companies, Inc.                    725    $    23,853
                                                           -----------
INTEGRATED OIL & GAS - 5.3%
Amerada Hess Corporation                            500         41,190
ChevronTexaco Corporation                         3,664        192,397
ConocoPhillips                                    1,349        117,134
Exxon Mobil Corporation                          10,115        518,495
Marathon Oil Corporation                            300         11,283
Occidental Petroleum Corporation                      1             58
                                                           -----------
                                                               880,557
                                                           -----------

INTEGRATED TELECOMMUNICATION
SERVICES - 3.1%
BellSouth Corporation                             3,821        106,186
CenturyTel, Inc.                                    500         17,735
Citizens Communications Company                   2,300         31,717
Qwest Communications International, Inc.*         6,538         29,029
SBC Communications, Inc.                          5,344        137,715
Sprint Corporation                                  789         19,607
Verizon Communications, Inc.                      4,230        171,357
                                                           -----------
                                                               513,346
                                                           -----------

INTERNET RETAIL - 0.7%
eBay, Inc.*                                         936        108,838
                                                           -----------

INTERNET SOFTWARE & SERVICES - 0.3%
Yahoo!, Inc.*                                     1,484         55,917
                                                           -----------
INVESTMENT BANKING & BROKERAGE - 1.6%
Bear Sterns Companies, Inc.                         500         51,155
Goldman Sachs Group, Inc.                           438         45,570
Merrill Lynch & Company, Inc.                       825         49,310
Morgan Stanley                                    2,182        121,145
                                                           -----------
                                                               267,180
                                                           -----------

LEISURE PRODUCTS - 0.2%
Hasbro, Inc.                                      1,900         36,822
                                                           -----------

LIFE & HEALTH INSURANCE - 1.0%
AFLAC, Inc.                                         971         38,685
Jefferson-Pilot Corporation                         332         17,251
Lincoln National Corporation                        426         19,886
MetLife, Inc.                                     1,313         53,190
Prudential Financial, Inc.                          567         31,162
Torchmark Corporation                               100          5,714
                                                           -----------
                                                               165,888
                                                           -----------

MANAGED HEALTH CARE - 1.0%
Cigna Corporation                                   500         40,785
UnitedHealth Group, Inc.                            616         54,226
WellPoint, Inc.*                                    619         71,185
                                                           -----------
                                                               166,196
                                                           -----------

METAL & GLASS CONTAINERS - 0.1%
Ball Corporation                                    200          8,796
                                                           -----------

MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc.                               947         57,530
                                                           -----------

                                              NUMBER OF      MARKET
                                               SHARES         VALUE
COMMON STOCKS (CONTINUED)
MOVIES & ENTERTAINMENT - 2.0%
News Corporation                                  3,800    $    70,908
Time Warner, Inc.*                                4,913         95,509
Viacom, Inc. (Cl.B)                               3,413        124,199
Walt Disney Company                               1,833         50,957
                                                           -----------
                                                               341,573
                                                           -----------

MULTI-LINE INSURANCE - 1.7%
American International Group, Inc.                3,919        257,361
Hartford Financial Services Group, Inc.             300         20,793
Loews Corporation                                   200         14,060
                                                           -----------
                                                               292,214
                                                           -----------

MULTI-UTILITIES & UNREGULATED POWER - 0.7%
Dominion Resources, Inc.                          1,000         67,740
Duke Energy Corporation                           2,100         53,193
                                                           -----------
                                                               120,933
                                                           -----------

OFFICE ELECTRONICS - 0.3%
Xerox Corporation*                                2,794         47,526
                                                           -----------

OIL & GAS DRILLING - 0.1%
Nabors Industries, Ltd.*                            300         15,387
                                                           -----------

OIL & GAS EQUIPMENT & SERVICES - 0.8%
BJ Services Company                                 873         40,629
Schlumberger, Ltd.                                1,383         92,592
                                                           -----------
                                                               133,221
                                                           -----------

OIL & GAS EXPLORATION & PRODUCTION - 0.7%
Anadarko Petroleum Corporation                      800         51,848
Burlington Resources, Inc.                          962         41,847
Devon Energy Corporation                            700         27,244
                                                           -----------
                                                               120,939
                                                           -----------

OIL & GAS REFINING, MARKETING &
TRANSPORTATION - 0.1%
Kinder Morgan, Inc.                                 300         21,939
                                                           -----------

OTHER DIVERSIFIED FINANCIAL
SERVICES - 3.9%
Citigroup, Inc.                                   8,227        396,377
JP Morgan Chase & Company                         5,033        196,337
Principal Financial Group, Inc.                   1,292         52,894
                                                           -----------
                                                               645,608
                                                           -----------

PACKAGED FOODS & MEATS - 0.8%
ConAgra Foods, Inc.                               1,400         41,230
General Mills, Inc.                                 800         39,768
Hershey Foods Corporation                           400         22,216
Sara Lee Corporation                              1,419         34,255
                                                           -----------
                                                               137,469
                                                           -----------

PAPER PACKAGING - 0.3%
Bemis Company, Inc.                                 500         14,545
Temple-Inland, Inc.                                 500         34,200
                                                           -----------
                                                                48,745

                                              NUMBER OF      MARKET
                                               SHARES        VALUE
COMMON STOCKS (CONTINUED)
PAPER PRODUCTS - 0.3%
Georgia-Pacific Corporation                         639    $    23,950
International Paper Company                         540         22,680
                                                           -----------
                                                                46,630
                                                           -----------

PERSONAL PRODUCTS - 0.4%
Avon Products, Inc.                               1,000         38,700
Gillette Company                                    767         34,346
                                                           -----------
                                                                73,046
                                                           -----------

PHARMACEUTICALS - 6.9%
Abbott Laboratories                               2,703        126,095
Bristol-Myers Squibb Company                      1,587         40,659
Eli Lilly & Company                               2,243        127,290
Forest Laboratories, Inc.*                        1,338         60,023
Johnson & Johnson                                 4,847        307,397
Merck & Company, Inc.                             3,276        105,291
Mylan Laboratories, Inc.                            200          3,536
Pfizer, Inc.                                     12,180        327,520
Schering-Plough Corporation                         427          8,916
Wyeth                                             1,160         49,404
                                                           -----------
                                                             1,156,131
                                                           -----------

PROPERTY & CASUALTY INSURANCE - 1.3%
Ace, Ltd.                                           634         27,103
Allstate Corporation                              1,210         62,581
Ambac Financial Group, Inc.                         100          8,213
Chubb Corporation                                   300         23,070
Cincinnati Financial Corporation                    440         19,474
MBIA, Inc.                                          100          6,328
Progressive Corporation                             300         25,452
St. Paul Travelers Companies, Inc.                  783         29,026
XL Capital, Ltd.                                    303         23,528
                                                           -----------
                                                               224,775
                                                           -----------

PUBLISHING - 1.1%
Gannett Company, Inc.                               620         50,654
Knight-Ridder, Inc.                                 230         15,396
Meredith Corporation                                700         37,940
New York Times Company                            1,000         40,800
Tribune Company                                   1,100         46,354
                                                           -----------
                                                               191,144
                                                           -----------

RAILROADS - 0.3%
Burlington Northern Santa Fe Corporation            624         29,521
Norfolk Southern Corporation                        800         28,952
                                                           -----------
                                                                58,473
                                                           -----------

REAL ESTATE INVESTMENT TRUSTS - 0.4%
Archstone-Smith Trust                               300         11,490
Equity Office Properties Trust                      304          8,852
Equity Residential                                1,300         47,034
                                                           -----------
                                                                67,376
                                                           -----------

                                              NUMBER OF      MARKET
                                               SHARES        VALUE
COMMON STOCKS (CONTINUED)
REGIONAL BANKS - 1.6%
BB&T Corporation                                    100    $     4,205
Compass Bancshares, Inc.                            200          9,734
Fifth Third Bancorp                                 389         18,392
First Horizon National Corporation                  907         39,101
Huntington Bancshares, Inc.                       1,700         42,126
KeyCorp                                           1,000         33,900
National City Corporation                         1,862         69,918
PNC Financial Services Group                         26          1,493
SunTrust Banks, Inc.                                107          7,905
Zions Bancorporation                                630         42,859
                                                           -----------
                                                               269,633
                                                           -----------

RESTAURANTS - 1.0%
Darden Restaurants, Inc.                          1,400         38,836
McDonald's Corporation                            2,787         89,351
Wendy's International, Inc.                       1,028         40,359
                                                           -----------
                                                               168,546
                                                           -----------

SEMICONDUCTOR EQUIPMENT - 0.1%
Applied Materials, Inc.*                            643         10,995
                                                           -----------

SEMICONDUCTORS - 3.1%
Analog Devices, Inc.                              1,258         46,445
Freescale Semiconductor, Inc. (Cl.B)*               537          9,859
Intel Corporation                                10,823        253,150
Maxim Integrated Products, Inc.                   1,200         50,868
Micron Technology, Inc.*                          3,700         45,695
National Semiconductor Corporation*               1,920         34,464
Texas Instruments, Inc.                           1,225         30,159
Xilinx, Inc.                                      1,520         45,068
                                                           -----------
                                                               515,708
                                                           -----------

SOFT DRINKS - 1.9%
Coca-Cola Company                                 4,315        179,633
Pepsi Bottling Group, Inc.                        1,500         40,560
PepsiCo, Inc.                                     1,836         95,839
                                                           -----------
                                                               316,032
                                                           -----------

SPECIALTY CHEMICALS - 0.2%
Sigma-Aldrich Corporation                           617         37,304
                                                           -----------

SPECIALTY STORES - 0.4%
Office Depot, Inc.*                               1,900         32,984
Staples, Inc.                                       500         16,855
Tiffany & Company                                   300          9,591
                                                           -----------
                                                                59,430
                                                           -----------

STEEL - 0.2%
Allegheny Technologies, Inc.                        500         10,835
Nucor Corporation                                   300         15,702
                                                           -----------
                                                                26,537
                                                           -----------

                                              PRINCIPAL
                                              AMOUNT OR
                                              NUMBER OF      MARKET
                                               SHARES        VALUE
COMMON STOCKS (CONTINUED)
SYSTEMS SOFTWARE - 3.8%
BMC Software, Inc.*                               2,000    $    37,200
Computer Associates International, Inc.             400         12,424
Microsoft Corporation                            17,105        456,875
Novell, Inc.*                                     2,600         17,550
Oracle Corporation*                               5,806         79,658
Symantec Corporation*                               600         15,456
Veritas Software Corporation*                       817         23,325
                                                           -----------
                                                               642,488
                                                           -----------

THRIFTS & MORTGAGE FINANCE - 2.0%
Countrywide Financial Corporation                 1,700         62,917
Fannie Mae                                        1,421        101,189
Freddie Mac                                       1,455        107,233
MGIC Investment Corporation                         600         41,346
Washington Mutual, Inc.                             525         22,197
                                                           -----------
                                                               334,882
                                                           -----------

TIRES & RUBBER - 0.2%
Cooper Tire & Rubber Company                      1,500         32,325
                                                           -----------

TOBACCO - 1.1%
Altria Group, Inc.                                2,881        176,029
Reynolds American, Inc.                             100          7,860
UST, Inc.                                           100          4,811
                                                           -----------
                                                               188,700
                                                           -----------

TRADING COMPANIES & DISTRIBUTORS - 0.2%
W.W. Grainger, Inc.                                 500         33,310
                                                           -----------

WIRELESS TELECOMMUNICATION SERVICE - 0.1%
Nextel Communications, Inc.*                        762         22,860
                                                           -----------
TOTAL COMMON STOCKS
     (cost $14,783,407)                                     16,501,662
                                                           -----------

WARRANTS - 0.0%
Lucent Technologies, Inc.                           605            956
                                                           -----------
TOTAL WARRANTS
     (cost $0)                                                     956
                                                           -----------

U.S. GOVERNMENT SECURITIES - 0.3%
U.S. Treasury Bill, 2.18% - 03/24/05(1)       $  50,000         49,760
                                                           -----------
TOTAL U.S. GOVERNMENT SECURITIES
     (cost $49,756)                                             49,760
                                                           -----------

REPURCHASE AGREEMENT - 1.7%
United Missouri Bank, 1.74%, dated
   12-31-04, matures 01/03/05; repurchase
   amount of $284,041 (Collateralized by
   FHLMC, 0.00%, 01/14/05 with a value
   of $289,726)                               $ 284,000        284,000
                                                           -----------
TOTAL REPURCHASE AGREEMENT
     (cost $284,000)                                           284,000
                                                           -----------

                                                     MARKET
                                                     VALUE
TOTAL INVESTMENTS - 100.4%
     (cost $15,117,163)                           $ 16,836,378
LIABILITIES, LESS CASH & OTHER ASSETS - (0.4%)         (65,279)
                                                  ------------
TOTAL NET ASSETS - 100.0%                         $ 16,771,099
                                                  ============

For federal income tax purposes the indentified cost of investments owned at December 31, 2004 was $15,801,552. For federal income tax purposes, the net unrealized appreciation on investments amounted to $1,034,826 which consisted of $1,318,514 of aggregate gross unrealized appreciation, and $283,688 of aggregate gross unrealized depreciation.

*Non-income producing security

(1)Security is segregated as collateral for futures contracts.

(2)Security is restricted. The total market value of restricted securities is $48

   (cost $190), or 0.0% of total net assets. The acquisition dates range from November 8, 1999 to September 28, 2000.

<CATPION>
OPEN FUTURES CONTRACTS
----------------------
POSITION                                     Long
NUMBER OF CONTRACTS                            4
EXPIRATION DATE                            3/18/2005
CONTRACT AMOUNT                           $  239,114
MARKET VALUE                              $  242,750
UNREALIZED GAIN/LOSS                      $    3,636

      SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2004 (UNAUDITED)
                      SECURITY EQUITY FUND - EQUITY SERIES

                                                NUMBER OF      MARKET
                                                 SHARES         VALUE
COMMON STOCKS - 98.7%
AEROSPACE & DEFENSE - 4.6%
General Dynamics Corporation                       88,400    $ 9,246,640
L-3 Communications Holdings, Inc.                  42,000      3,076,080
United Technologies Corporation                    84,400      8,722,740
                                                             -----------
                                                              21,045,460
                                                             -----------

AIR FREIGHT & LOGISTICS - 2.1%
FedEx Corporation                                  99,000      9,750,510
                                                             -----------

AIRLINES - 1.2%
Southwest Airlines Company                        327,800      5,336,584
                                                             -----------

ALUMINUM - 1.0%
Alcoa, Inc.                                       145,000      4,555,900
                                                             -----------

ASSET MANAGEMENT & CUSTODY BANKS - 1.5%
Bank of New York Company, Inc.                    200,000      6,684,000
                                                             -----------

BIOTECHNOLOGY - 1.5%
Amgen, Inc.*                                      107,100      6,870,465
                                                             -----------

BREWERS - 1.5%
Anheuser-Busch Companies, Inc.                    140,000      7,102,200
                                                             -----------

BROADCASTING & CABLE TV - 0.7%
Comcast Corporation*                               94,900      3,158,272
                                                             -----------

COMMUNICATIONS EQUIPMENT - 2.2%
ADC Telecommunications, Inc.*                   1,500,000      4,020,000
Cisco Systems, Inc.*                              317,300      6,123,890
                                                             -----------
                                                              10,143,890
                                                             -----------

COMPUTER HARDWARE - 3.7%
Dell, Inc.*                                       222,600      9,380,364
International Business Machines Corporation        77,000      7,590,660
                                                             -----------
                                                              16,971,024
                                                             -----------

CONSUMER FINANCE - 1.5%
MBNA Corporation                                  239,000      6,737,410
                                                             -----------

DATA PROCESSING & OUTSOURCED SERVICES - 2.8%
Computer Sciences Corporation*                     55,000      3,100,350
First Data Corporation                            230,000      9,784,200
                                                             -----------
                                                              12,884,550
                                                             -----------

DEPARTMENT STORES - 1.8%
Kohl's Corporation*                               168,200      8,270,394
                                                             -----------

DIVERSIFIED BANKS - 3.4%
Bank of America Corporation                       120,000      5,638,800
Wells Fargo & Company                             160,000      9,944,000
                                                             -----------
                                                              15,582,800
                                                             -----------

                                                NUMBER OF      MARKET
                                                 SHARES         VALUE
COMMON STOCKS (CONTINUED)
DRUG RETAIL - 1.8%
CVS Corporation                                   183,800    $ 8,283,866
                                                             -----------
EXCHANGE TRADED FUNDS - 3.1%
iShares S&P 500 Index Fund                        118,200     14,302,200
                                                             -----------

GENERAL MERCHANDISE STORES - 0.8%
Target Corporation                                 72,200      3,749,346
        `                                                    -----------

HEALTH CARE EQUIPMENT - 2.4%
Boston Scientific Corporation*                    213,400      7,586,370
Medtronic, Inc.                                    65,700      3,263,319
                                                             -----------
                                                              10,849,689
                                                             -----------

HOME IMPROVEMENT RETAIL - 3.0%
Home Depot, Inc.                                  260,000     11,112,400
Lowe's Companies, Inc.                             43,000      2,476,370
                                                             -----------
                                                              13,588,770
                                                             -----------

HOTELS, RESORTS & CRUISE LINES - 1.9%
Carnival Corporation                              155,000      8,932,650
                                                             -----------
HOUSEHOLD PRODUCTS - 2.8%
Colgate-Palmolive Company                         100,000      5,116,000
Procter & Gamble Company                          140,000      7,711,200
                                                             -----------
                                                              12,827,200
                                                             -----------

HYPERMARKETS & SUPERCENTERS - 2.5%
Wal-Mart Stores, Inc.                             220,000     11,620,400
                                                             -----------

INDUSTRIAL CONGLOMERATES - 6.5%
3M Company                                         52,700      4,325,089
General Electric Company                          550,000     20,075,000
Tyco International, Ltd.                          147,800      5,282,372
                                                             -----------
                                                              29,682,461
                                                             -----------

INDUSTRIAL GASES - 1.5%
Praxair, Inc.                                     160,000      7,064,000
                                                             -----------

INTEGRATED OIL & GAS - 3.8%
ChevronTexaco Corporation                         120,000      6,301,200
Exxon Mobil Corporation                           221,100     11,333,586
                                                             -----------
                                                              17,634,786
                                                             -----------

INTEGRATED TELECOMMUNICATION SERVICES - 1.8%
SBC Communications, Inc.                          170,000      4,380,900
Verizon Communications, Inc.                      100,000      4,051,000
                                                             -----------
                                                               8,431,900
                                                             -----------

INVESTMENT BANKING & BROKERAGE - 2.3%
Goldman Sachs Group, Inc.                          50,000      5,202,000
Merrill Lynch & Company, Inc.                      90,500      5,409,185
                                                             -----------
                                                              10,611,185
                                                             -----------

LIFE & HEALTH INSURANCE - 0.9%
AFLAC, Inc.                                       101,800      4,055,712
                                                             -----------

                                                NUMBER OF      MARKET
                                                 SHARES         VALUE
COMMON STOCKS (CONTINUED)
MANAGED HEALTH CARE - 3.2%
UnitedHealth Group, Inc.                           98,000    $ 8,626,940
WellPoint, Inc.*                                   50,800      5,842,000
                                                             -----------
                                                              14,468,940
                                                             -----------

MOTORCYCLE MANUFACTURERS - 1.0%
Harley-Davidson, Inc.                              79,100      4,805,325
                                                             -----------
MOVIES & ENTERTAINMENT - 4.1%
Time Warner, Inc.*                                460,000      8,942,400
Viacom, Inc. (Cl.B)                               271,700      9,887,163
                                                             -----------
                                                              18,829,563
                                                             -----------

MULTI-LINE INSURANCE - 3.2%
American International Group, Inc.                220,000     14,447,400
                                                             -----------

OIL & GAS EQUIPMENT & SERVICES - 1.8%
BJ Services Company                                62,700      2,918,058
Halliburton Company                               133,500      5,238,540
                                                             -----------
                                                               8,156,598
                                                             -----------

OIL & GAS EXPLORATION & PRODUCTION - 0.9%
Anadarko Petroleum Corporation                     62,500      4,050,625
                                                             -----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 3.8%
Citigroup, Inc.                                   360,500     17,368,890
                                                             -----------

PHARMACEUTICALS - 6.2%
Abbott Laboratories                               130,000      6,064,500
Eli Lilly & Company                                49,000      2,780,750
Johnson & Johnson                                 187,300     11,878,566
Merck & Company, Inc.                             130,400      4,191,056
Pfizer, Inc.                                      132,500      3,562,925
                                                             -----------
                                                              28,477,797
                                                             -----------

PROPERTY & CASUALTY INSURANCE - 1.5%
Chubb Corporation                                  89,200      6,859,480
                                                             -----------

SEMICONDUCTOR EQUIPMENT - 0.3%
Applied Materials, Inc.*                           73,900      1,263,690
                                                             -----------

SEMICONDUCTORS - 1.6%
Intel Corporation                                 323,400      7,564,326
                                                             -----------

SOFT DRINKS - 2.3%
PepsiCo, Inc.                                     200,000     10,440,000
                                                             -----------

SYSTEMS SOFTWARE - 4.2%
Microsoft Corporation                             600,900     16,050,039
Oracle Corporation*                               220,300      3,022,516
                                                             -----------
                                                              19,072,555
                                                             -----------

TOTAL COMMON STOCKS
     (cost $359,292,843)                                     452,532,813
                                                             -----------

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                 NUMBER OF      MARKET
                                                   SHARES        VALUE
WARRANTS - 0.0%
Lucent Technologies, Inc.                             4,647    $      7,342
                                                               ------------

TOTAL WARRANTS
     (cost $0)                                                        7,342
                                                               ------------

COMMERCIAL PAPER - 0.9%
BROKERAGE - 0.3%
Goldman Sachs Group, Inc., 2.34%, 01-18-05      $ 1,500,000       1,498,342
                                                               ------------

FINANCIAL COMPANIES - NONCAPTIVE
DIVERSIFIED - 0.2%
Citigroup, Inc., 2.29%, 01-13-05                $ 1,000,000         999,237
                                                               ------------

PHARMACEUTICALS - 0.4%
Pfizer, Inc., 2.25%, 02-01-05                   $ 2,000,000       1,996,125
                                                               ------------

TOTAL COMMERCIAL PAPER
     (cost $4,493,704)                                            4,493,704
                                                               ------------

U.S. GOVERNMENT SPONSORED AGENCIES - 0.3%
Federal Home Loan Bank,
     1.90%, 01-06-05                            $ 1,300,000       1,299,657
                                                               ------------

TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $1,299,657)                                            1,299,657
                                                               ------------

REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 1.74%, dated 12-31-04,
   matures 01-03-05; repurchase amount of
   $737,107 (Collateralized by FHLMC, 0.00%,
   01-14-05 with a value of $752,488)           $   737,000         737,000
                                                               ------------

TOTAL REPURCHASE AGREEMENT
     (cost $737,000)                                                737,000
                                                               ------------
TOTAL INVESTMENTS - 100.1%
     (cost $365,823,204)                                        459,070,516
LIABILITIES, LESS CASH & OTHER ASSETS  - (0.1%)                    (460,939)
                                                               ------------
TOTAL NET ASSETS - 100.0%                                      $458,609,577
                                                               ============

The identified cost of investments owned at December 31, 2004 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $93,247,312 which consisted of $104,208,111 of aggregate gross unrealized appreciation, and $10,960,799 of aggregate gross unrealized depreciation.

*Non-income producing security

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2004 (UNAUDITED)
                      SECURITY EQUITY FUND - GLOBAL SERIES

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                   NUMBER       PRINCIPAL
                                                 OF SHARES       AMOUNT
FOREIGN BOND - 0.0%
INDIA - 0.0%
Hindustan Lever, Ltd., 9.00% - 2005(1)            1,036,800    $      1,462
                                                               ------------

TOTAL FOREIGN BOND
     (cost $22,788)                                                   1,462
                                                               ------------

COMMON STOCKS - 94.3%
AUSTRALIA - 0.4%
Australia & New Zealand Banking Group,  Ltd.         41,181         664,673
                                                               ------------

BERMUDA - 0.9%
Ace, Ltd.                                            32,240       1,378,260
                                                               ------------

BRAZIL - 1.5%
Companhia de Bebidas das Americas ADR                27,357         775,024
Empresa Brasileira de Aeronautica S.A. ADR           45,768       1,530,482
Tele Norte Leste Participacoes S.A.                       3              53
                                                               ------------
                                                                  2,305,559
                                                               ------------

CANADA - 2.0%
EnCana Corporation                                   16,008         913,865
Husky Energy, Inc.                                   50,180       1,434,432
Manulife Financial Corporation                       18,073         835,658
                                                               ------------
                                                                  3,183,955
                                                               ------------

FINLAND - 0.1%
Fortum Oyj                                           12,700         235,115
                                                               ------------

FRANCE - 7.4%
Alcatel S.A.*                                        51,860         807,118
Carrefour  S.A.                                       9,040         430,558
Essilor International S.A.                            8,630         676,253
France Telecom S.A.                                  44,165       1,462,362
JC Decaux S.A.*                                      23,850         696,341
Louis Vuitton Moet Hennessy S.A.                      5,400         413,606
Sanofi-Aventis                                       34,635       2,768,164
Societe Generale                                     14,210       1,437,997
Societe Television Francaise 1                       17,190         559,604
Technip S.A.                                          8,750       1,617,507
Total S.A.                                            2,825         617,069
                                                               ------------
                                                                 11,486,579
                                                               ------------

GERMANY - 2.6%
Allianz AG                                           10,646       1,412,328
MLP AG**                                             16,949         336,123
SAP AG                                                8,549       1,526,898
Siemens AG                                            9,756         827,211
                                                               ------------
                                                                  4,102,560
                                                               ------------

HONG KONG - 2.7%
HSBC Holdings plc                                    92,393       1,580,952
Hong Kong & China Gas Company, Ltd.                 391,400         808,209

                                                  NUMBER        PRINCIPAL
                                                 OF SHARES         AMOUNT
COMMON STOCKS (CONTINUED)
HONG KONG (CONTINUED)
Hutchison Telecommunications International, Ltd.        947    $        853
Hutchison Whampoa, Ltd.                              71,082         665,305
Television Broadcasts, Ltd.                         238,991       1,109,984
                                                               ------------
                                                                  4,165,303
                                                               ------------

INDIA - 3.2%
Gail India, Ltd.                                     14,490          76,900
Hindustan Lever, Ltd.                               271,300         895,596
ITC, Ltd.                                             5,800         174,761
Icici Bank, Ltd. ADR                                 52,350       1,054,852
Infosys Technologies, Ltd.                           35,532       1,707,530
Oil & Natural Gas Corporation, Ltd.                   9,450         178,163
Zee Telefilms, Ltd.                                 229,600         903,717
                                                               ------------
                                                                  4,991,519
                                                               ------------

IRELAND - 0.6%
Anglo Irish Bank Corporation plc                     38,300         928,217
                                                               ------------

ITALY - 0.4%
Eni SpA                                              26,189         655,704
                                                               ------------

JAPAN - 8.4%
Canon, Inc.                                          10,000         539,670
Chugai Pharmaceutical Company, Ltd.                  35,900         593,487
Credit Saison Company, Ltd.                          23,700         862,701
Hoya Corporation                                      3,500         395,189
JGC Corporation                                      23,000         210,315
KDDI Corporation                                        433       2,332,546
Keyence Corporation                                   2,400         537,757
Murata Manufacturing Company, Ltd.                   10,900         609,515
Nidec Corporation                                     2,500         304,723
Nikon Corporation                                    61,114         755,053
Omron Corporation                                     7,000         167,024
Resona Holdings, Inc.*                              293,000         594,750
Seven-Eleven Japan Company, Ltd.                     17,000         535,864
Sharp Corporation                                    41,000         669,396
Shionogi & Company, Ltd.                             62,000         857,363
Shiseido Company, Ltd.                               34,000         492,398
Toyota Motor Corporation                             34,300       1,395,833
Trend Micro, Inc.*                                   17,000         917,439
Yahoo Japan Corporation*                                 78         374,510
                                                               ------------
                                                                 13,145,533
                                                               ------------

KOREA - 1.9%
Hyundai Heavy Industries Company, Ltd.*              17,369         578,016
Samsung Electronics Company, Ltd.                     3,165       1,377,350
SK Telecom Company, Ltd.                              2,040         388,215
SK Telecom Company, Ltd. ADR                         24,900         554,025
                                                               ------------
                                                                  2,897,606
                                                               ------------

MEXICO - 1.6%
Fomento Economico Mexicano, S.A. de C.V.            138,400         726,702
Grupo Modelo, S.A. de C.V. (Cl.C)                   191,700         527,274
Grupo Televisa S.A. ADR                              20,664       1,250,172
                                                               ------------
                                                                  2,504,148
                                                               ------------

                                                  NUMBER        PRINCIPAL
                                                 OF SHARES       AMOUNT
COMMON STOCKS (CONTINUED)
NETHERLANDS - 2.1%
ABN Amro Holding N.V.                                56,400    $  1,494,136
Aegon N.V.                                           81,987       1,117,751
Wolters Kluwer N.V.                                  36,028         723,302
                                                               ------------
                                                                  3,335,189
                                                               ------------

NORWAY - 0.6%
Tandberg ASA                                         70,900         880,887
                                                               ------------

PORTUGAL - 0.3%
EDP - Energias de Portugal S.A.                     134,082         406,420
                                                               ------------

SINGAPORE - 0.5%
Singapore Press Holdings, Ltd.                      291,848         822,410
                                                               ------------

SPAIN - 0.5%
Amadeus Global Travel Distribution S.A.              71,572         736,442
                                                               ------------

SWEDEN - 4.7%
Hennes & Mauritz AB (Cl.B)                           98,500       3,431,359
Investor AB (Cl.B)**                                 30,299         385,269
Telefonaktiebolaget LM Ericsson (Cl.B)*           1,096,900       3,499,305
                                                               ------------
                                                                  7,315,933
                                                               ------------

SWITZERLAND - 1.8%
Novartis AG                                          19,945       1,005,055
Roche Holding AG                                     15,604       1,796,292
                                                               ------------
                                                                  2,801,347
                                                               ------------

TAIWAN - 0.8%
Taiwan Semiconductor Manufacturing Company,
Ltd. A                                              138,387       1,174,906
                                                               ------------

UNITED KINGDOM - 13.8%
3i Group plc**                                       45,534         582,660
AstraZeneca plc                                      13,190         477,348
BP plc ADR                                           20,167       1,177,753
Boots Group plc                                      48,462         608,962
Cadbury Schweppes plc                               164,540       1,532,118
Diageo plc                                           20,010         285,440
Dixons Group plc                                    446,693       1,299,274
HSBC Holdings plc                                     5,000          84,428
Pearson plc                                          97,400       1,173,415
Peninsular & Oriental Steam Navigation
Company                                              29,370         168,035
Reckitt Benckiser plc                                94,902       2,871,512
Reed Elsevier plc                                    73,355         677,061
Royal Bank of Scotland Group plc                     92,019       3,095,213
Smith & Nephew plc                                  130,770       1,338,179
Vodafone Group plc                                2,059,090       5,574,083
WPP Group plc                                        54,440         598,896
                                                               ------------
                                                                 21,544,377
                                                               ------------

UNITED STATES - 35.5%
Advanced Micro Devices, Inc.*                        95,600       2,105,112
Affymetrix, Inc.*                                    20,700         756,585
Altera Corporation*                                  12,500         258,750
Altria Group, Inc.                                    6,600         403,260
Amazon.com, Inc.*                                    13,800         611,202
American Express Company                             20,900       1,178,133

                                                   NUMBER       PRINCIPAL
                                                 OF SHARES       AMOUNT
COMMON STOCKS (CONTINUED)
Amgen, Inc.*                                         23,500    $  1,507,525
Applera Corporation - Applied Biosystems Group       24,200         506,022
BEA Systems, Inc.*                                   71,200         630,832
Berkshire Hathaway, Inc. (Cl.B)*                        350       1,027,600
Boeing Company                                       14,000         724,780
Burlington Resources, Inc.                           16,400         713,400
Cadence Design Systems, Inc.*                        44,964         620,953

Charles Schwab Corporation                           44,400         531,024
ChevronTexaco Corporation                            23,166       1,216,447
Circuit City Stores, Inc.                            63,371         991,122
Cisco Systems, Inc.*                                 46,000         887,800
Citigroup, Inc.                                       9,966         480,162
Coach, Inc.*                                          8,100         456,840
Commerce Bancorp, Inc.                                4,400         283,360
Corning, Inc.*                                       62,500         735,625
Electronic Arts, Inc.*                                3,828         236,111
Eli Lilly & Company                                   8,000         454,000
Everest Re Group, Ltd.                                6,200         555,272
Express Scripts, Inc.*                                8,200         626,808
Gap, Inc.                                            26,200         553,344
Genentech, Inc.*                                     12,900         702,276
Genzyme Corporation*                                 12,200         708,454
Gilead Sciences, Inc.*                               35,000       1,224,650
Gillette Company                                     25,700       1,150,846
GlobalSantaFe Corporation                            44,900       1,486,639
Human Genome Sciences, Inc.*                         15,300         183,906
IMS Health, Inc.                                     26,400         612,744
International Business Machines Corporation          15,767       1,554,311
International Game Technology                        28,500         979,830
JDS Uniphase Corporation*                           226,000         716,420
JP Morgan Chase & Company                            61,769       2,409,609
Juniper Networks, Inc.*                              20,800         565,552
Lockheed Martin Corporation                          11,700         649,935
MBNA Corporation                                     48,300       1,361,577
Millennium Pharmaceuticals, Inc.*                    14,500         175,740
National Semiconductor Corporation*                  52,000         933,400
Nektar Therapeutics*                                  3,000          60,720
Nektar Therapeutics*(2)                              10,308         166,913
Northern Trust Corporation                            9,600         466,368
Northrop Grumman Corporation                         12,400         674,064
Novell, Inc.*                                        94,400         637,200
Pfizer, Inc.                                         33,038         888,392
Qualcomm, Inc.                                       34,540       1,464,496
Quest Diagnostics, Inc.                              13,700       1,309,035
RadioShack Corporation                               15,700         516,216
Raytheon Company                                     29,000       1,126,070
Red Hat, Inc.*                                       20,000         267,000
Schering-Plough Corporation                          38,600         805,968
Scientific-Atlanta, Inc.                             15,800         521,558
Silicon Laboratories, Inc.*                           7,900         278,949
Sirius Satellite Radio, Inc.*                       663,700       5,077,305
Starbucks Corporation*                               16,800       1,047,648
Sun Microsystems, Inc.*                             175,300         943,114
Symantec Corporation*                                31,400         808,864
Transocean, Inc.*                                    45,600       1,932,984
Veritas Software Corporation*                        15,600         445,380
Wachovia Corporation                                 29,908       1,573,161
                                                               ------------
                                                                 55,479,363
                                                               ------------

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                   NUMBER       PRINCIPAL
                                                 OF SHARES       AMOUNT
COMMON STOCKS (CONTINUED)
TOTAL COMMON STOCKS
     (cost $110,165,991)                                       $147,142,005
                                                               ------------

PREFERRED STOCKS - 1.2%
BRAZIL - 0.7%
Tele Norte Leste Participacoes S.A.                  69,840       1,167,503
                                                               ------------

GERMANY - 0.5%
Porsche AG                                            1,175         749,847
                                                               ------------
TOTAL PREFERRED STOCKS
     (cost $1,725,126)                                            1,917,350
                                                               ------------

REPURCHASE AGREEMENT - 4.5%
StateStreet, 0.80%, dated 12-31-04,
     matures 01-05-05; repurchase amount of
     $6,981,334 (Collateralized by FNMA,
     1.875%, 02-15-05 with a value
     of $7,125,447)                             $ 6,980,869       6,980,869
                                                               ------------
TOTAL REPURCHASE AGREEMENT
     (cost $6,980,869)                                            6,980,869
                                                               ------------
TOTAL INVESTMENTS - 100.0%
     (cost $118,894,774)                                        156,041,686
CASH & OTHER ASSETS, LESS LIABILITIES - 0.0%                         68,440
                                                               ------------
TOTAL NET ASSETS - 100.0%                                      $156,110,126
                                                               ============

INVESTMENT CONCENTRATION
AT DECEMBER 31, 2004, GLOBAL SERIES' INVESTMENT CONCENTRATION BY
INDUSTRY WAS AS FOLLOWS:
Air Freight & Logistics                                                      3.0%
Automobiles                                                                  1.4%
Beverages                                                                    2.5%
Biotechnology                                                                3.4%
Capital Markets                                                              1.3%
Chemicals                                                                    0.2%
Commercial Banks                                                             2.2%
Commercial Services & Supplies                                               0.3%
Communications Equipment                                                     6.0%
Computers & Peripherals                                                      1.6%
Constuction & Engineering                                                    0.1%
Consumer Finance                                                             2.2%
Diversified Financial Services                                               8.3%
Diversified Telecommunications                                               3.8%
Electric Utilities                                                           0.3%
Electrical Equipment                                                         0.1%
Electronic Equipment & Instruments                                           0.9%
Energy Equipment & Services                                                  1.0%
Food & Staples Retailing                                                     1.0%
Gas Utilities                                                                0.5%
Health Care Equipment & Services                                             1.9%
Health Care Providers & Services                                             1.6%
Hotels, Restaurants & Leisure Products                                       1.8%
Household Durables                                                           2.1%
Household Products                                                           2.4%
Industrial Conglomerates                                                     0.5%
Insurance                                                                    4.0%
Internet & Catalog Retail                                                    0.4%
INVESTMENT CONCENTRATION (CONTINUED)
Internet Software & Services                                                 1.2%
IT Services                                                                  1.1%
Leisure Equipment & Products                                                 0.5%
Machinery                                                                    0.4%
Marine                                                                       0.1%
Media                                                                        8.7%
Multi-Utilities & Unregulated Power                                          0.1%
Oil & Gas                                                                    5.7%
Paper & Forest Products                                                      1.0%
Personal Products                                                            1.1%
Pharmaceuticals                                                              6.3%
Semiconductors & Semiconductor Equipment                                     2.9%
Software                                                                     2.9%
Specialty Retail                                                             1.0%
Textiles, Apparel & Luxury Goods                                             3.1%
Tobacco                                                                      0.4%
Wireless Telecommunications                                                  4.2%
Repurchase agreement                                                         4.5%
Cash & other assets, less liabilities                                        0.0%
                                                                          ------
                                                                           100.0%
                                                                          ======

For federal income tax purposes the indentified cost of investments owned at December 31, 2004 was $120,460,888. For federal income tax purposes, the net unrealized appreciation on investments amounted to $35,580,798 which consisted of $37,415,979 of aggregate gross unrealized appreciation, and $1,835,181 of aggregate gross unrealized depreciation.

*Non-income producing security

**Passive Foreign Investment Company

(1)Principal amount on foreign bond is

reflected in local currency (e.g. Indian
   Rupee) while market value is reflected in U.S. dollars.

(2)Security is restricted. The total market value of restricted securities is $166,913 (cost $117,000), or 0.1% of total net assets. The acquisition date was March 25, 2004.

      SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2004 (UNAUDITED)
                 SECURITY EQUITY FUND - LARGE CAP GROWTH SERIES

                                                 NUMBER OF       MARKET
                                                  SHARES          VALUE
COMMON STOCKS - 97.0%
AEROSPACE & DEFENSE - 4.5%
General Dynamics Corporation                          2,900    $    303,340
United Technologies Corporation                       3,600         372,060
                                                               ------------
                                                                    675,400
                                                               ------------

AIR FREIGHT & LOGISTICS - 2.3%
FedEx Corporation                                     3,500         344,715

AIRLINES - 1.7%
Southwest Airlines Company                           16,200         263,736
                                                               ------------

BIOTECHNOLOGY - 2.5%
Amgen, Inc.*                                          5,900         378,485
                                                               ------------

BREWERS - 1.9%
Anheuser-Busch Companies, Inc.                        5,600         284,088
                                                               ------------

BROADCASTING & CABLE TV - 2.6%
Univision Communications, Inc.*                      13,500         395,145
                                                               ------------

COMMUNICATIONS EQUIPMENT - 5.2%
3Com Corporation*                                    40,000         166,800
ADC Telecommunications, Inc.*                        88,200         236,376
Cisco Systems, Inc.*                                 20,200         389,860
                                                               ------------
                                                                    793,036
                                                               ------------

COMPUTER HARDWARE - 3.2%
Dell, Inc.*                                          11,500         484,610
                                                               ------------

CONSUMER FINANCE - 0.3%
MBNA Corporation                                      1,600          45,104
                                                               ------------

DATA PROCESSING & OUTSOURCED SERVICES - 3.6%
First Data Corporation                               12,900         548,766
                                                               ------------

DEPARTMENT STORES - 1.4%
Kohl's Corporation*                                   4,250         208,972
                                                               ------------

DRUG RETAIL - 2.8%
CVS Corporation                                       9,500         428,165
                                                               ------------

ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
Power-One, Inc.*                                     17,700         157,884
                                                               ------------

EXCHANGE TRADED FUNDS - 3.0%
iShares Russell 1000 Growth Index Fund                9,400         460,976
                                                               ------------

GENERAL MERCHANDISE STORES - 1.6%
Target Corporation                                    4,700         244,071
                                                               ------------

                                                     NUMBER OF       MARKET
                                                      SHARES         VALUE
                                                     ---------     ----------
COMMON STOCKS (CONTINUED)
HEALTH CARE EQUIPMENT - 5.6%
Boston Scientific Corporation*                        12,600       $  447,930
Medtronic, Inc.                                        2,000           99,340
Zimmer Holdings, Inc.*                                 3,800          304,456
                                                                   ----------
                                                                      851,726
                                                                   ----------

HOME IMPROVEMENT RETAIL - 5.0%
Home Depot, Inc.                                      10,900          465,866
Lowe's Companies, Inc.                                 5,200          299,468
                                                                   ----------
                                                                      765,334
                                                                   ----------

HOTELS, RESORTS & CRUISE LINES - 1.6%
Carnival Corporation                                   4,300          247,809
                                                                   ----------

HYPERMARKETS & SUPERCENTERS - 3.6%
Wal-Mart Stores, Inc.                                 10,400          549,328
                                                                   ----------

INDUSTRIAL CONGLOMERATES - 3.9%
3M Company                                             1,200           98,484
General Electric Company                              13,400          489,100
                                                                   ----------
                                                                      587,584
                                                                   ----------

INTERNET RETAIL - 1.2%
eBay, Inc.*                                            1,500          174,420
                                                                   ----------

INVESTMENT BANKING & BROKERAGE - 1.2%
Goldman Sachs Group, Inc.                              1,700          176,868
                                                                   ----------

MANAGED HEALTH CARE - 2.4%
UnitedHealth Group, Inc.                               4,200          369,726
                                                                   ----------

MOTORCYCLE MANUFACTURERS - 0.8%
Harley-Davidson, Inc.                                  1,900          115,425
                                                                   ----------

MOVIES & ENTERTAINMENT - 3.8%
Viacom, Inc. (Cl.B)                                   15,700          571,323
                                                                   ----------

MULTI-LINE INSURANCE - 4.0%
American International Group, Inc.                     9,300          610,731
                                                                   ----------

OIL & GAS EQUIPMENT & SERVICES - 2.0%
BJ Services Company                                    6,500          302,510
                                                                   ----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.1%
Citigroup, Inc.                                        9,600          462,528
                                                                   ----------
PHARMACEUTICALS - 7.9%
Eli Lilly & Company                                    2,800          158,900
Johnson & Johnson                                      8,300          526,386
Merck & Company, Inc.                                  4,300          138,202
Pfizer, Inc.                                          13,900          373,771
                                                                   ----------
                                                                    1,197,259
                                                                   ----------

SEMICONDUCTOR EQUIPMENT - 0.5%
Applied Materials, Inc.*                               4,500           76,950
                                                                   ----------


                                                      NUMBER OF           MARKET
                                                       SHARES             VALUE
                                                      ---------         ----------
COMMON STOCKS (CONTINUED)
SEMICONDUCTORS - 2.8%
Applied Micro Circuits Corporation*                     11,400          $   47,994
Intel Corporation                                       16,300             381,257
                                                                        ----------
                                                                           429,251
                                                                        ----------

SOFT DRINKS - 2.7%
PepsiCo, Inc.                                             7,800             407,160
                                                                       ------------

SYSTEMS SOFTWARE - 7.3%
Microsoft Corporation                                    25,200             673,092
Oracle Corporation*                                      16,500             226,380
Veritas Software Corporation*                             7,500             214,125
                                                                       ------------
                                                                          1,113,597
                                                                       ------------
TOTAL COMMON STOCKS
     (cost $13,376,881)                                                  14,722,682
                                                                       ------------

WARRANTS - 0.0%
Lucent Technologies, Inc.                                   708               1,119
                                                                       ------------

TOTAL WARRANTS
     (cost $0)                                                                1,119
                                                                       ------------
TOTAL INVESTMENTS - 97.0%
     (cost $13,376,881)                                                  14,723,801
CASH & OTHER ASSETS, LESS LIABILITIES - 3.0%                                462,184
                                                                       ------------
TOTAL NET ASSETS - 100.0%                                              $ 15,185,985
                                                                       ============

For federal income tax purposes the indentified cost of investments owned at December 31, 2004 was $13,659,302. For federal income tax purposes, the net unrealized appreciation on investments amounted to $1,064,499 which consisted of $1,325,959 of aggregate gross unrealized appreciation, and $261,460 of aggregate gross unrealized depreciation.

*  Non-Income producing security.

      SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

      Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2004 (UNAUDITED)
                   SECURITY EQUITY FUND - MID CAP VALUE SERIES

                                                PRINCIPAL
                                                AMOUNT OR
                                                NUMBER OF               MARKET
                                                 SHARES                 VALUE
CONVERTIBLE BOND - 0.6%
PHARMACEUTICALS - 0.6%
Ligand Pharmaceuticals, 6.00% - 2007(2)        $  1,250,000          $  2,487,500
                                                                     ------------
TOTAL CONVERTIBLE BOND
       (cost $1,250,000)                                                2,487,500
                                                                     ------------

PREFERRED STOCK - 0.1%
DIVERSIFIED METALS & MINING - 0.1%
Arch Coal, Inc., 5.00% - 2049                         4,600               418,600
                                                                     ------------
TOTAL PREFERRED STOCK
       (cost $230,000)                                                    418,600
                                                                     ------------

COMMON STOCKS - 92.4%
AEROSPACE & DEFENSE - 1.1%
Aviall, Inc.*                                       103,600             2,379,692
Curtiss-Wright Corporation                           40,000             2,296,400
                                                                     ------------
                                                                        4,676,092
                                                                     ------------

AGRICULTURAL PRODUCTS - 3.7%
Archer-Daniels-Midland Company                      420,000             9,370,200
Corn Products International, Inc.                   116,000             6,212,960
                                                                     ------------
                                                                       15,583,160
                                                                     ------------

AIR FREIGHT & LOGISTICS - 0.2%
AirNet Systems, Inc.*                               168,000               586,320
Stonepath Group, Inc.*3                             480,000               522,720
                                                                     ------------
                                                                        1,109,040
                                                                     ------------
APPAREL RETAIL - 0.4%
Children's Place Retail Stores, Inc.*                49,800             1,844,094
                                                                     ------------

APPLICATION SOFTWARE - 0.0%
Ulticom, Inc.*                                       12,000               192,360
                                                                     ------------

BIOTECHNOLOGY - 0.7%
Millennium Pharmaceuticals, Inc.*                   240,000             2,908,800
                                                                     ------------

BUILDING PRODUCTS - 0.0%
Aaon, Inc.*                                           4,550                73,119
                                                                     ------------

COMMUNICATIONS EQUIPMENT - 1.8%
3Com Corporation*                                   950,000             3,961,500
Avanex Corporation*                               1,112,400             3,682,044
                                                                     ------------
                                                                        7,643,544
                                                                     ------------

COMPUTER STORAGE & PERIPHERALS - 0.5%
Adaptec, Inc.*                                      312,600             2,372,634
                                                                     ------------

CONSTRUCTION & ENGINEERING - 9.9%
Dycom Industries, Inc.*                             100,000             3,052,000
Granite Construction, Inc.                           76,900             2,045,540
MasTec, Inc.*                                       601,000             6,076,110
McDermott International, Inc.*                      300,900             5,524,524

                                                  NUMBER OF             MARKET
                                                    SHARES              VALUE
COMMON STOCKS (CONTINUED)
CONSTRUCTION & ENGINEERING (CONTINUED)
Quanta Services, Inc.*                              877,600          $ 7,020,800
Shaw Group, Inc.*                                 1,020,000           18,207,000
                                                                     -----------
                                                                      41,925,974
                                                                     -----------

DATA PROCESSING & OUTSOURCED SERVICES - 2.9%
Computer Sciences Corporation*                      218,000           12,288,660
                                                                     -----------

DIVERSIFIED COMMERCIAL SERVICES - 1.6%
FTI Consulting, Inc.*
                                                    320,000            6,742,400
                                                                     -----------

DIVERSIFIED METALS & MINING - 8.1%
Arch Coal, Inc.                                     185,100            6,578,454
Consol Energy, Inc.                                  54,300            2,229,015
Inco, Ltd.*                                         360,000           13,240,800
Phelps Dodge Corporation*                            69,200            6,845,264
Usec, Inc.                                          580,000            5,620,200
                                                                     -----------
                                                                      34,513,733
                                                                     -----------

ELECTRIC UTILITES - 6.3%
Cinergy Corporation                                 130,000            5,411,900
Great Plains Energy, Inc.                            76,000            2,301,280
KFx Inc.*                                         1,320,000           19,166,400
                                                                     -----------
                                                                      26,879,580
                                                                     -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
Electric City Corporation*                        1,518,000            1,867,140
Power-One, Inc.*                                    436,300            3,891,796
Preformed Line Products Company                       1,900               55,062
Thomas & Betts Corporation*                         100,000            3,075,000
                                                                     -----------
                                                                       8,888,998
                                                                     -----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 2.7%
Maxwell Technologies, Inc.*                         414,700            4,205,058
Merix Corporation*                                  453,000            5,218,560
Powell Industries, Inc.*                            105,300            1,946,997
                                                                     -----------
                                                                      11,370,615
                                                                     -----------

ENVIRONMENTAL SERVICES - 0.9%
Republic Services, Inc.                              59,000            1,978,860
TRC Companies, Inc.*                                120,000            2,040,000
                                                                     -----------
                                                                       4,018,860
                                                                     -----------
EXCHANGE TRADED FUNDS - 2.2%
iShares Russell 2000 Value Index Fund                19,000            3,661,300
iShares S&P MidCap 400/Barra Value Index Fund        43,000            5,555,600
                                                                     -----------
                                                                       9,216,900
                                                                     -----------
FERTILIZERS & AGRICULTURAL CHEMICALS - 1.2%
Potash Corporation of Saskatchewan, Inc.             60,000            4,983,600
                                                                     -----------

FOOTWEAR - 0.8%
Brown Shoe Company, Inc.                            115,000            3,430,450
                                                                     -----------

HEALTH CARE FACILITIES - 2.7%
Community Health Systems, Inc.*                     130,000            3,624,400
Triad Hospitals, Inc.*                              210,000            7,814,100
                                                                     -----------
                                                                      11,438,500
                                                                     -----------

                                                       NUMBER OF             MARKET
                                                        SHARES               VALUE
COMMON STOCKS (CONTINUED)
HEALTH CARE SERVICES - 1.8%
Hooper Holmes, Inc.                                     1,076,900          $ 6,375,248
NDCHealth Corporation                                      62,600            1,163,734
                                                                           -----------
                                                                             7,538,982
                                                                           -----------

HOME FURNISHINGS - 0.4%
Mohawk Industries, Inc.*                                   18,000            1,642,500
                                                                           -----------

HOUSEWARES & SPECIALTIES - 0.5%
Newell Rubbermaid, Inc.                                    82,000            1,983,580
                                                                           -----------

INDUSTRIAL CONGLOMERATES - 0.8%
Alleghany Corporation*                                     11,526            3,287,792
                                                                           -----------

INDUSTRIAL MACHINERY - 1.3%
Capstone Turbine Corporation *                          1,350,000            2,470,500
Quixote Corporation                                       123,300            2,506,689
Valmont Industries, Inc.                                   12,900              323,919
                                                                           -----------
                                                                             5,301,108
                                                                           -----------
INSURANCE BROKERS - 0.3%
Hub International, Ltd.                                    64,000            1,178,240
                                                                           -----------

INTEGRATED OIL & GAS - 2.2%
Murphy Oil Corporation                                    116,000            9,332,200
                                                                           -----------

INTEGRATED TELECOMMUNICATION SERVICES - 0.5%
Global Crossing, Ltd.*                                    101,900            1,848,568
IDT Corporation*                                           17,100              264,708
                                                                           -----------
                                                                             2,113,276
                                                                           -----------

INVESTMENT BANKING & BROKERAGE - 0.8%
American Capital Strategies, Ltd.                         106,600            3,555,110
                                                                           -----------

IT CONSULTING & OTHER SERVICES - 1.8%
Acxiom Corporation (1)                                    225,000            5,917,500
Keane, Inc.*                                              125,000            1,837,500
                                                                           -----------
                                                                             7,755,000
                                                                           -----------

MARINE - 0.7%
Frontline, Ltd.                                            53,000            2,351,080
Ship Finance International, Ltd.                           25,617              525,654
                                                                           -----------
                                                                             2,876,734
                                                                           -----------

MULTI-LINE INSURANCE - 1.1%
American Financial Group, Inc.                            155,000            4,853,050
                                                                           -----------

OIL & GAS DRILLING - 0.6%
Nabors Industries, Ltd.*                                   53,000            2,718,370
                                                                           -----------

OIL & GAS EQUIPMENT & SERVICES - 1.2%
Key Energy Services, Inc.*                                438,000            5,168,400
                                                                           -----------

OIL & GAS EXPLORATION & PRODUCTION - 3.3%
Denbury Resources, Inc.*                                  264,600            7,263,270
Pioneer Natural Resources Company                         188,869            6,629,302
                                                                           -----------
                                                                            13,892,572
                                                                           -----------

                                                          NUMBER OF        MARKET
                                                           SHARES           VALUE
COMMON STOCKS (CONTINUED)
OIL & GAS REFINING, MARKETING & TRANSPORTATION - 2.4%
Williams Companies, Inc.                                   630,000      $ 10,262,700
                                                                        ------------

PACKAGED FOODS & MEATS - 2.7%
American Italian Pasta Company                              92,000         2,139,000
Hain Celestial Group, Inc.*                                110,000         2,273,700
Hormel Foods Corporation                                   220,000         6,897,000
                                                                        ------------
                                                                          11,309,700
                                                                        ------------

PAPER PACKAGING - 1.8%
Bemis Company, Inc.                                        116,000         3,374,440
Sonoco Products Company                                    145,000         4,299,250
                                                                        ------------
                                                                           7,673,690
                                                                        ------------

PHARMACEUTICALS - 1.1%
Hollis-Eden Pharmaceuticals, Inc.*                         192,403         1,812,436
Ligand Pharmaceuticals, Inc. (Cl.B)*                       226,800         2,639,952
                                                                        ------------
                                                                           4,452,388
                                                                        ------------

PROPERTY & CASUALTY INSURANCE - 4.0%
First American Corporation                                 238,500         8,380,890
W.R. Berkley Corporation                                   180,000         8,490,600
                                                                        ------------
                                                                          16,871,490
                                                                        ------------

REAL ESTATE INVESTMENT TRUSTS - 3.0%
Bimini Mortgage Management, Inc.*                          203,300         3,264,998
HomeBanc Corporation*                                      434,400         4,204,992
MortgageIt Holdings, Inc.*                                 291,800         5,237,810
                                                                        ------------
                                                                          12,707,800
                                                                        ------------

REGIONAL BANKS - 2.3%
Corus Bankshares, Inc.                                      13,600           652,936
Iberiabank Corporation                                      20,100         1,333,836
Mercantile Bankshares Corporation                           67,000         3,497,400
Wilmington Trust Corporation                                48,200         1,742,430
Zions Bancorporation                                        38,000         2,585,140
                                                                        ------------
                                                                           9,811,742
                                                                        ------------

SEMICONDUCTOR EQUIPMENT - 1.5%
Ultratech, Inc.*                                           331,000         6,239,350
                                                                        ------------

SEMICONDUCTORS - 2.6%
Applied Micro Circuits Corporation*                        760,000         3,199,600
IXYS Corporation*                                          594,100         6,131,112
MIPS Technologies, Inc.*                                     6,300            62,055
Stats Chippac, Ltd. ADR*                                   261,000         1,597,320
                                                                        ------------
                                                                          10,990,087
                                                                        ------------

SPECIALTY CHEMICALS - 1.3%
H.B. Fuller Company                                        100,000         2,851,000
Material Sciences Corporation*                              85,700         1,541,743
Minerals Technologies, Inc.                                 15,000         1,000,500
                                                                        ------------
                                                                           5,393,243
                                                                        ------------
SPECIALTY STORES - 0.4%
Bombay Company, Inc.*                                      279,850         1,547,570
                                                                        ------------

                                                 PRINCIPAL
                                                 AMOUNT OR
                                                 NUMBER OF           MARKET
                                                   SHARES            VALUE
COMMON STOCKS (CONTINUED)
TIRES & RUBBER - 0.0%
Bandag, Inc.                                           3,400      $    169,354
                                                                  ------------

TRUCKING - 1.3%
SCS Transportation, Inc.*                             11,000           257,070
Werner Enterprises, Inc.                             225,000         5,094,000
                                                                  ------------
                                                                     5,351,070
                                                                  ------------

WIRELESS TELECOMMUNICATION SERVICES - 0.9%
Wireless Facilities, Inc.*                           411,400         3,883,616
                                                                  ------------
TOTAL COMMON STOCKS
       (cost $275,973,741)                                         391,961,827
                                                                  ------------

WARRANTS - 0.0%
Electric City Corporation                            442,750           182,428
                                                                  ------------
TOTAL WARRANTS
       (cost $414,564)                                                 182,428
                                                                  ------------

COMMERICAL PAPER - 6.2%
BANKING - 0.6%
ING (US) Funding,
     2.32%, 01-27-05                            $  2,500,000         2,495,811
                                                                  ------------

BROKERAGE - 2.7%
Credit Suisse First Boston:
     2.34%, 01-20-05                            $  2,000,000         1,997,530
     2.33%, 01-31-05                            $  3,200,000         3,193,787
                                                                  ------------
                                                                     5,191,317
                                                                  ------------

Goldman Sachs Group, Inc.,
     2.33%, 01-25-05                            $  3,500,000         3,494,563
                                                                  ------------

Morgan Stanley:
     2.32%, 01-06-05                            $  1,500,000         1,499,517
     2.34%, 01-10-05                            $  1,500,000         1,499,123
                                                                  ------------
                                                                     2,998,640
                                                                  ------------
FOOD/BEVERAGE - 0.5%
Coca-Cola Enterprise,
     2.18%, 01-05-05                            $  2,200,000         2,199,467
                                                                  ------------

MEDIA-NONCABLE - 0.4%
Tribune Company,
     2.35%, 01-13-05                            $  1,500,000         1,498,825
                                                                  ------------

FINANCIAL COMPANIES - 0.2%
Citigroup, Inc.,
   2.27%, 01-04-05                              $  1,000,000           999,811
                                                                  ------------

                                                                     PRINCIPAL            MARKET
                                                                      AMOUNT               VALUE
COMMERCIAL PAPER (CONTINUED)
PHARMACEUTICALS - 1.4%
Abbott Laboratories:
     2.22%, 01-18-05                                             $   1,200,000      $   1,198,742
     2.25%, 01-20-05                                                 1,700,000          1,697,981
                                                                                    -------------
                                                                                        2,896,723
                                                                                    -------------

Pfizer, Inc.,
   2.25%, 02-01-05                                                   3,000,000          2,994,187
                                                                                    -------------

TELECOMMUNICATIONS-WIRELINES - 0.4%
Bellsouth Corporation,
   2.17%, 01-03-05                                                   1,600,000          1,599,807
                                                                                    -------------

TOTAL COMMERCIAL PAPER
   (cost $26,369,151)                                                                  26,369,151
                                                                                    -------------

U.S. GOVERNMENT SPONSORED AGENCIES - 0.3%
Federal Home Loan Bank, 1.74%, 10-22-04                              1,300,000          1,299,657
                                                                                    -------------

TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $1,299,657)                                                                    1,299,657
                                                                                    -------------

REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 1.74%, dated 12-31-04,
     matures 01-03-05; repurchase amount of $676,098
     (Collateralized by FHLMC, 0.00%, 01-14-05 with a value
     of $690,346)                                                      676,000            676,000
                                                                                    -------------

TOTAL REPURCHASE AGREEMENT
     (cost $676,000)                                                                      676,000
                                                                                    -------------

TOTAL INVESTMENTS
     (cost $306,213,113) - 99.8%                                                      423,395,163
CASH & OTHER ASSETS, LESS LIABILITIES - 0.2%                                              689,563
                                                                                    -------------

TOTAL NET ASSETS - 100.0%                                                           $ 424,084,726
                                                                                    =============

For federal income tax purposes the identified cost of investments owned at December 31, 2004 was $306,447,091. For federal income tax purposes, the net unrealized appreciation on investments amounted to $117,182,049 which consisted of $122,486,881 of aggregate gross unrealized appreciation and $5,304,832 of aggregate gross unrealized depreciation.

*Non-income producing security

ADR (American Depositary Receipt)

(1) Security is segregated as collateral for written option contracts.

(2) Security is a 144A Series. The total market value of 144A securities is $2,487,500 (cost $1,250,000), or 0.6% of total net assets.

(3) Security is a restricted security. The total market value of restricted securities is $522,720 (cost $648,000), or 0.1% of total net assets. The acquisition date was February 25, 2003.

The following options written were outstanding for Mid Cap Value Series as of December 31, 2004:

MID CAP VALUE SERIES CALL OPTIONS WRITTEN OUTSTANDING

                                                    EXPIRATION     EXERCISE      NUMBER OF      MARKET
     Common Stock                                      DATE         PRICE        CONTRACTS      VALUE
-----------------------                             ----------    ---------      ---------    ---------
Arch Coal, Inc.                                     1/24/2005     $   35.00          551      $  79,895
Nabors Industries, LTD.                             3/21/2005         80.00          300        162,000
Potash Corporation                                  1/24/2005         50.00          530        116,600
                                                                                   -----      ---------
Total call options outstanding (premiums received, $348,222)                       1,381      $ 358,495
                                                                                   =====      =========

      SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2004 (UNAUDITED)
                   SECURITY EQUITY FUND - SELECT 25(R) SERIES

                                                 NUMBER OF        MARKET
                                                  SHARES          VALUE
COMMON STOCKS - 97.7%
AEROSPACE & DEFENSE - 4.7%
L-3 Communications Holdings, Inc.                  15,000      $ 1,098,600
                                                               -----------

AIR FREIGHT & LOGISTICS - 5.4%
FedEx Corporation                                  12,800        1,260,672
                                                               -----------

BIOTECHNOLOGY - 4.2%
Amgen, Inc.*                                       15,500          994,325
                                                               -----------

BREWERS - 3.9%
Anheuser-Busch Companies, Inc.                     18,000          913,140
                                                               -----------

COMMUNICATIONS EQUIPMENT - 6.8%
3Com Corporation*                                 123,000          512,910
ADC Telecommunications, Inc.*                     292,800          784,704
Cisco Systems, Inc.*                               15,000          289,500
                                                               -----------
                                                                 1,587,114
                                                               -----------

CONSTRUCTION & ENGINEERING - 5.2%
Shaw Group, Inc.*                                  68,000        1,213,800
                                                               -----------

DATA PROCESSING & OUTSOURCED SERVICES - 3.6%
First Data Corporation                             20,000          850,800
                                                               -----------

DEPARTMENT STORES - 3.8%
Kohl's Corporation*                                18,000          885,060
                                                               -----------

ELECTRIC UTILITIES - 6.5%
KFx, Inc.*                                        104,300        1,514,436
                                                               -----------

HEALTH CARE EQUIPMENT - 2.8%
Boston Scientific Corporation*                     18,100          643,455
                                                               -----------

HOME IMPROVEMENT RETAIL - 2.7%
Home Depot, Inc.                                   15,000          641,100
                                                               -----------

HOTELS, RESORTS & CRUISE LINES - 4.7%
Carnival Corporation                               19,000        1,094,970
                                                               -----------

HYPERMARKETS & SUPERCENTERS - 3.6%
Wal-Mart Stores, Inc.                              16,000          845,120
                                                               -----------

INDUSTRIAL GASES - 3.8%
Praxair, Inc.                                      20,000          883,000
                                                               -----------

MOTORCYCLE MANUFACTURERS - 2.1%
Harley-Davidson, Inc.                               8,100          492,075
                                                               -----------

MOVIES & ENTERTAINMENT - 6.5%
Time Warner, Inc.*                                 30,600          594,864
Viacom, Inc. (Cl.B)                                25,400          924,306
                                                               -----------
                                                                 1,519,170
                                                               -----------

                                                             PRINCIPAL
                                                             AMOUNT OR
                                                             NUMBER OF        MARKET
                                                              SHARES           VALUE
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE - 3.8%
American International Group, Inc.                              13,500      $    886,545
                                                                            ------------

OIL & GAS EQUIPMENT & SERVICES - 4.8%
BJ Services Company                                             24,000         1,116,960
                                                                            ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION - 5.4%
Williams Companies, Inc.                                        77,500         1,262,475
                                                                            ------------

OTHER DIVERSIFIED FINANCIAL SERVICES - 4.2%
Citigroup, Inc.                                                 20,300           978,054
                                                                            ------------

PHARMACEUTICALS - 3.9%
Johnson & Johnson                                               14,500           919,590
                                                                            ------------

SEMICONDUCTOR EQUIPMENT - 1.2%
Mindspeed Technologies, Inc.*                                  100,000           278,000
                                                                            ------------

SOFT DRINKS - 4.1%
PepsiCo, Inc.                                                   18,500           965,700
                                                                            ------------

TOTAL COMMON STOCKS
     (cost $18,957,107)                                                       22,844,161
                                                                            ------------

REPURCHASE AGREEMENT - 2.5%
United Missouri Bank, 1.74%, dated 12-31-04,
     matures 01-03-05; repurchase amount of
     $591,086 (Collateralized by FHLMC, 0.00%,
     01-14-05 with a value of $603,429)                      $ 591,000           591,000
                                                                            ------------

TOTAL REPURCHASE AGREEMENT
     (cost $591,000)                                                             591,000
                                                                            ------------
TOTAL INVESTMENTS - 100.2%
     (cost $19,548,107)                                                       23,435,161
LIABILITIES, LESS CASH & OTHER ASSETS  - (0.2%)                                  (43,561)
                                                                            ------------
TOTAL NET ASSETS - 100.0%                                                   $ 23,391,600
                                                                            ============

The identified cost of investments owned at December 31, 2004 was the same for federal income tax and financial statement purposes. For federal income tax purposes, the net unrealized appreciation on investments amounted to $3,887,054 which consisted of $4,880,120 of aggregate gross unrealized appreciation, and $993,066 of aggregate gross unrealized depreciation.

*Non-Income producing security.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2004 (UNAUDITED)
                 SECURITY EQUITY FUND - SMALL CAP GROWTH SERIES

                                                    NUMBER OF      MARKET
                                                     SHARES        VALUE
COMMON STOCKS - 90.9%
AEROSPACE & DEFENSE - 4.1%
Applied Signal Technology, Inc.                       9,660      $   340,515
Ceradyne, Inc.*                                       3,660          209,389
DRS Technologies, Inc.*                               8,880          379,265
Engineered Support Systems, Inc.                      6,700          396,774
Mercury Computer Systems, Inc.*                      12,270          364,174
                                                                 -----------
                                                                   1,690,117
                                                                 -----------

AIR FREIGHT & LOGISTICS - 0.7%
Forward Air Corporation*                              6,520          291,444
                                                                 -----------

APPAREL RETAIL - 2.0%
Charlotte Russe Holding, Inc.*                       29,400          296,940
Jos. A. Bank Clothiers, Inc.*                        18,147          513,560
                                                                 -----------
                                                                     810,500
                                                                 -----------

APPAREL, ACCESSORIES & LUXURY GOODS - 2.4%
Ashworth, Inc.*                                      43,800          476,982
Oxford Industries, Inc.                              11,970          494,361
                                                                 -----------
                                                                     971,343
                                                                 -----------

APPLICATION SOFTWARE - 4.7%
Epicor Software Corporation*                         26,800          377,612
SafeNet, Inc.*                                       15,240          559,918
Smith Micro Software, Inc.*                          28,020          250,779
Sonic Solutions*                                     18,000          403,920
Synplicity, Inc.*                                    53,800          318,496
                                                                 -----------
                                                                   1,910,725
                                                                 -----------

AUTO PARTS & EQUIPMENT - 0.1%
IMPCO Technologies, Inc.*                             2,500           18,875
                                                                 -----------

BIOTECHNOLOGY - 4.3%
Alexion Pharmaceuticals, Inc.*                       15,680          395,136
Connetics Corporation*                               15,000          364,350
Nabi Biopharmaceuticals*                             20,500          300,325
QLT, Inc.*                                           26,350          423,708
Rigel Pharmaceuticals, Inc.*                         11,600          283,272
                                                                 -----------
                                                                   1,766,791
                                                                 -----------

CASINOS & GAMING - 1.9%
Mikohn Gaming Corporation*                            3,200           32,704
Scientific Games Corporation*                        31,010          739,278
                                                                 -----------
                                                                     771,982
                                                                 -----------

COMMUNICATIONS EQUIPMENT - 1.5%
Harmonic, Inc.*                                      38,250          319,005
Symmetricom, Inc.*                                   31,720          308,001
                                                                 -----------
                                                                     627,006
                                                                 -----------

                                                 NUMBER OF      MARKET
                                                  SHARES        VALUE
COMMON STOCKS (CONTINUED)
COMPUTER STORAGE & PERIPHERALS - 1.4%
M-Systems Flash Disk Pioneers, Ltd.*              16,830      $   331,888
Novatel Wireless, Inc.*                           13,040          252,715
                                                              -----------
                                                                  584,603
                                                              -----------

CONSUMER FINANCE - 0.8%
EZCORP, Inc.*                                     22,490          346,571
                                                              -----------

DATA PROCESSING & OUTSOURCED SERVICES - 0.6%
Open Solutions, Inc.*                              9,650          250,514
                                                              -----------

DISTRIBUTORS - 0.9%
Beacon Roofing Supply, Inc.*                      18,830          373,964
                                                              -----------

DIVERSIFIED BANKS - 0.8%
Signature Bank*                                    9,850          318,746
                                                              -----------

DIVERSIFIED COMMERCIAL SERVICES - 2.7%
Laureate Education, Inc.*                          9,010          397,251
Marlin Business Services, Inc.*                   15,430          293,170
Navigant Consulting, Inc.*                        14,550          387,030
                                                              -----------
                                                                1,077,451
                                                              -----------

ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
Artesyn Technologies, Inc.*                       37,450          423,185
                                                              -----------

ELECTRONIC EQUIPMENT MANUFACTURERS - 0.9%
Argon ST, Inc.*                                    1,000           35,450
BEI Technologies, Inc.                            11,000          339,680
                                                              -----------
                                                                  375,130
                                                              -----------

EMPLOYMENT SERVICES - 1.1%
Kforce, Inc.*                                     41,580          461,538
                                                              -----------

HEALTH CARE EQUIPMENT - 4.9%
Abaxis, Inc.*                                     23,150          335,444
Closure Medical Corporation*                      19,550          381,225
Encore Medical Corporation*                       58,850          399,592
Intuitive Surgical, Inc.*                          4,570          182,891
Laserscope*                                        7,640          274,352
Spectranetics Corporation*                        66,000          370,986
                                                              -----------
                                                                1,944,490
                                                              -----------

HEALTH CARE FACILITIES - 0.9%
Kindred Healthcare, Inc.*                         12,260          367,187
                                                              -----------

HEALTH CARE SERVICES - 6.5%
America Service Group, Inc.*                      16,370          438,225
Chemed Corporation                                 8,230          552,315
LabOne, Inc.*                                     16,540          529,942
Lifeline Systems, Inc.*                           15,900          409,584
Merge Technologies, Inc.*                         14,000          311,500
Providence Service Corporation*                   18,220          382,073
                                                              -----------
                                                                2,623,639
                                                              -----------

                                            NUMBER OF       MARKET
                                             SHARES         VALUE
COMMON STOCKS (CONTINUED)
HEALTH CARE SUPPLIES - 2.5%
Advanced Neuromodulation Systems, Inc.*       7,700      $   303,842
Orthovita, Inc.*                             71,400          299,166
PolyMedica Corporation                       11,100          413,919
                                                         -----------
                                                           1,016,927

HOME ENTERTAINMENT SOFTWARE - 0.9%
THQ, Inc.*                                   16,650          381,951
                                                         -----------
INTERNET SOFTWARE & SERVICES - 12.2%
Ask Jeeves, Inc.*                            15,190          406,333
CNET Networks, Inc.*                         30,150          338,584
Digitas, Inc.*                               55,900          533,845
Embarcadero Technologies, Inc.*              38,850          365,578
Equinix, Inc.*                                8,440          360,726
Infocrossing, Inc.*                          19,750          334,368
InfoSpace, Inc.*                              8,740          415,587
j2 Global Communications, Inc.*              13,950          481,275
Jupitermedia Corporation*                     8,810          209,502
Keynote Systems, Inc.*                       39,820          554,294
RADVision, Ltd.*                             22,280          300,780
Radware, Ltd.*                               11,100          290,043
ValueClick, Inc.*                            26,930          358,977
                                                         -----------
                                                           4,949,892
                                                         -----------

LEISURE PRODUCTS - 1.2%
K2, Inc.*                                    29,460          467,825
                                                         -----------

MOVIES & ENTERTAINMENT - 0.4%
Image Entertainment, Inc.*                   27,150          161,271
                                                         -----------

OFFICE SERVICES & SUPPLIES - 0.6%
Knoll, Inc.*                                 13,900          243,250
                                                         -----------

OIL & GAS DRILLING - 2.9%
Grey Wolf, Inc.*                             66,810          352,089
Patterson-UTI Energy, Inc.                   24,720          480,804
Unit Corporation*                             8,800          336,248
                                                         -----------
                                                           1,169,141
                                                         -----------

OIL & GAS EQUIPMENT & SERVICES - 4.0%
Cal Dive International, Inc.*                 8,050          328,037
Key Energy Services, Inc.*                   25,500          300,900
Maverick Tube Corporation*                    9,860          298,758
Oil States International, Inc.*              18,360          354,164
Superior Energy Services, Inc.*              23,450          361,365
                                                         -----------
                                                           1,643,224
                                                         -----------

PHARMACEUTICALS - 3.5%
AtheroGenics, Inc.*                           9,700          228,532
Cypress Bioscience, Inc.*                    23,190          326,051
Inspire Pharmaceuticals, Inc.*               18,750          314,437
Salix Pharmaceuticals, Ltd.*                 19,500          343,005
VaxGen, Inc.*                                11,450          194,077
                                                         -----------
                                                           1,406,102
                                                         -----------


                                                 NUMBER OF      MARKET
                                                  SHARES        VALUE
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE - 3.3%
Affirmative Insurance Holdings, Inc.              21,650      $  364,586
Infinity Property & Casualty Corporation          14,310         503,712
Tower Group, Inc.                                 40,000         480,000
                                                              ----------
                                                               1,348,298
                                                              ----------

REAL ESTATE INVESTMENT TRUSTS - 1.2%
Saxon Capital, Inc.                               21,100         506,189
                                                              ----------

REGIONAL BANKS - 2.3%
Nara Bancorp, Inc.                                17,400         370,098
PrivateBancorp, Inc.                               7,780         250,749
Southwest Bancorporation of Texas, Inc.           13,720         319,539
                                                              ----------
                                                                 940,386
                                                              ----------

RESTAURANTS - 1.6%
Cosi, Inc.*                                       41,300         249,865
Rare Hospitality International, Inc.*             12,600         401,436

                                                              ----------
                                                                 651,301
                                                              ----------

SEMICONDUCTOR EQUIPMENT - 0.8%
Ultratech, Inc.*                                  17,830         336,095
                                                              ----------

SEMICONDUCTORS - 4.0%
Microsemi Corporation*                            13,150         228,284
O2Micro International, Ltd.*                      43,420         496,725
Sigmatel, Inc.*                                    5,690         202,166
SiRF Technology Holdings, Inc.*                   26,490         336,953
SRS Labs, Inc.*                                   56,720         354,557
                                                              ----------
                                                               1,618,685
                                                              ----------

SPECIALTY STORES - 2.7%
Aaron Rents, Inc.                                 11,165         279,125
Cost Plus, Inc.*                                  10,580         339,935
Guitar Center, Inc.*                               9,260         487,909
                                                              ----------
                                                               1,106,969
                                                              ----------

SYSTEMS SOFTWARE - 0.6%
Faro Technologies, Inc.*                           7,800         243,204
                                                              ----------

TRUCKING - 2.0%
Old Dominion Freight Line, Inc.*                  10,790         375,492
Vitran Corporation, Inc.*                         25,300         432,630
                                                              ----------
                                                                 808,122
                                                              ----------
TOTAL COMMON STOCKS
     (cost $29,039,744)                                       37,004,633
                                                              ----------

                                                              PRINCIPAL        MARKET
                                                               AMOUNT          VALUE
REPURCHASE AGREEMENT - 9.2%
United Missouri Bank, 1.74%, dated 12-31-04,
     matures 01-03-05; repurchase amount of
     $3,727,540 (Collateralized by FHLMC, 0.00%,
     01-14-05 with a value of $3,802,400)                    $ 3,727,000    $   3,727,000
                                                                            -------------
TOTAL REPURCHASE AGREEMENT
     (cost $3,727,000)                                                          3,727,000
                                                                            -------------
TOTAL INVESTMENTS - 100.1%
     (cost $32,766,744)                                                        40,731,633
LIABILITIES, LESS CASH & OTHER ASSETS  - (0.1%)                                   (24,535)
                                                                            -------------
TOTAL NET ASSETS - 100.0%                                                   $  40,707,098
                                                                            =============

For federal income tax purposes the identified cost of investments owned at December 31, 2004 was $32,913,256. For federal income tax purposes, the net unrealized depreciation on investments amounted to $7,818,377, which consisted of $8,264,778 of aggregate gross unrealized appreciation and $446,401 of aggregate gross unrealized depreciation.

* Non-Income producing security.

SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

                             SCHEDULE OF INVESTMENTS
                          DECEMBER 31, 2004 (UNAUDITED)
                 SECURITY EQUITY FUND - SOCIAL AWARENESS SERIES

                                             NUMBER OF    MARKET
                                              SHARES      VALUE
COMMON STOCKS - 93.5%
AIR FREIGHT & LOGISTICS - 2.4%
FedEx Corporation                             4,200      $413,658
                                                         --------

AIRLINES - 1.6%
Southwest Airlines Company                   17,800       289,784
                                                         --------

ASSET MANAGEMENT & CUSTODY BANKS - 0.9%
Bank of New York Company, Inc.                4,700       157,074
                                                         --------

BIOTECHNOLOGY - 2.4%
Amgen, Inc.*                                  6,600       423,390
                                                         --------

BROADCASTING & CABLE TV - 1.2%
Comcast Corporation*                          6,537       217,551
                                                         --------

COMMUNICATIONS EQUIPMENT - 3.5%
ADC Telecommunications, Inc.*                77,500       207,700
Cisco Systems, Inc.*                         20,700       399,510
                                                         --------
                                                          607,210
                                                         --------

COMPUTER HARDWARE - 3.1%
Dell, Inc.*                                  12,800       539,392
                                                         --------

CONSTRUCTION & ENGINEERING - 1.5%
Shaw Group, Inc.*                            15,000       267,750
                                                         --------

CONSUMER FINANCE - 4.1%
American Express Company                      6,200       349,494
MBNA Corporation                             13,300       374,927
                                                         --------
                                                          724,421
                                                         --------

DEPARTMENT STORES - 1.3%
Kohl's Corporation*                           4,800       236,016
                                                         --------

DIVERSIFIED BANKS - 4.5%
Bank of America Corporation                   6,000       281,940
Wells Fargo & Company                         8,200       509,630
                                                         --------
                                                          791,570
                                                         --------

DRUG RETAIL - 2.1%
CVS Corporation                               8,300       374,081
                                                         --------

GENERAL MERCHANDISE STORES - 1.6%
Target Corporation                            5,400       280,422
                                                         --------

HEALTH CARE EQUIPMENT - 3.7%
Boston Scientific Corporation*               11,700       415,935
Medtronic, Inc.                               4,600       228,482
                                                         --------
                                                          644,417
                                                         --------

                                                 NUMBER OF      MARKET
                                                  SHARES        VALUE
COMMON STOCKS (CONTINUED)
HOME IMPROVEMENT RETAIL - 4.5%
Home Depot, Inc.                                  12,900      $  551,346
Lowe's Companies, Inc.                             4,300         247,637
                                                              ----------
                                                                 798,983
                                                              ----------

HOUSEHOLD PRODUCTS - 4.6%
Colgate-Palmolive Company                          5,300         271,148
Procter & Gamble Company                           9,800         539,784
                                                              ----------
                                                                 810,932
                                                              ----------

INDUSTRIAL CONGLOMERATES - 1.3%
3M Company                                         2,800         229,796
                                                              ----------

INDUSTRIAL GASES - 1.9%
Praxair, Inc.                                      7,400         326,710
                                                              ----------

INTEGRATED TELECOMMUNICATION SERVICES - 4.2%
SBC Communications, Inc.                          10,948         282,130
Verizon Communications, Inc.                      11,500         465,865
                                                              ----------
                                                                 747,995
                                                              ----------

INVESTMENT BANKING & BROKERAGE - 1.9%
Goldman Sachs Group, Inc.                          1,800         187,272
Merrill Lynch & Company, Inc.                      2,500         149,425
                                                              ----------
                                                                 336,697
                                                              ----------

LIFE & HEALTH INSURANCE - 1.0%
AFLAC, Inc.                                        4,400         175,296
                                                              ----------

MANAGED HEALTH CARE - 1.9%
UnitedHealth Group, Inc.                           3,800         334,514
                                                              ----------

MOTORCYCLE MANUFACTURERS - 0.8%
Harley-Davidson, Inc.                              2,200         133,650
                                                              ----------

MOVIES & ENTERTAINMENT - 4.7%
Time Warner, Inc.*                                18,500         359,640
Viacom, Inc. (Cl.B)                               13,100         476,709
                                                              ----------
                                                                 836,349
                                                              ----------

MULTI-LINE INSURANCE - 4.9%
American International Group, Inc.                13,154         863,823
                                                              ----------

OIL & GAS EQUIPMENT & SERVICES - 1.1%
BJ Services Company                                4,000         186,160
                                                              ----------

OIL & GAS EXPLORATION & PRODUCTION - 0.2%
Anadarko Petroleum Corporation                       500          32,405
                                                              ----------

OTHER DIVERSIFIED FINANCIAL SERVICES - 1.2%
JP Morgan Chase & Company                          5,300         206,753
                                                              ----------

PHARMACEUTICALS - 6.5%
Johnson & Johnson                                 12,904         818,372
Merck & Company, Inc.                             10,000         321,400
                                                              ----------
                                                               1,139,772
                                                              ----------

                                                   PRINCIPAL
                                                   AMOUNT OR
                                                   NUMBER OF         MARKET
                                                    SHARES           VALUE
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE - 2.9%
Chubb Corporation                                       6,700      $  515,230
                                                                   ----------

SEMICONDUCTOR EQUIPMENT - 0.4%
Applied Materials, Inc.*                                 4,600            78,660
                                                                    ------------

SEMICONDUCTORS - 2.6%
Intel Corporation                                       19,500           456,105
                                                                    ------------

SOFT DRINKS - 5.2%
Coca-Cola Company                                        9,300           387,159
PepsiCo, Inc.                                           10,300           537,660
                                                                    ------------
                                                                         924,819
                                                                    ------------

SYSTEMS SOFTWARE - 7.8%
Microsoft Corporation                                   40,200         1,073,742
Oracle Corporation*                                      7,700           105,644
Veritas Software Corporation*                            6,700           191,285
                                                                    ------------
                                                                       1,370,671
                                                                    ------------

TOTAL COMMON STOCKS
     (cost $16,739,289)                                               16,472,056
                                                                    ------------

WARRANTS - 0.0%
Lucent Technologies, Inc.                                3,435             5,427
                                                                    ------------

TOTAL WARRANTS
     (cost $0)                                                             5,427
                                                                    ------------

U.S. GOVERNMENT SPONSORED AGENCIES - 5.7%
Federal Home Loan Bank,
     2.20%, 01-05-05                              $  1,000,000           999,756
                                                                    ------------

TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
     (cost $999,755)                                                     999,756
                                                                    ------------
TOTAL INVESTMENTS - 99.2%
     (cost $17,739,044)                                               17,477,239
CASH & OTHER ASSETS, LESS LIABILITIES - 0.8%                             137,725
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 17,614,964
                                                                    ============

For federal income tax purposes the identified cost of investments owned at December 31, 2004 was $17,739,848. For federal income tax purposes, the net unrealized depreciation on investments amounted to $262,609, which consisted of $2,337,399 of aggregate gross unrealized appreciation and $2,600,008 of aggregate gross unrealized depreciation.

* Non-income producing security.

      SECURITY VALUATION - Valuations of the Fund's securities are supplied by pricing services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      SECURITY EQUITY FUND

                                      By:   Michael G. Odlum
                                            ---------------------------------
                                            Michael G. Odlum, President

                                      Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                      By:   Michael G. Odlum
                                            ---------------------------------
                                            Michael G. Odlum, President

                                            Date:    February 28, 2005


                                      By:   Brenda M. Harwood
                                            ---------------------------------
                                            Brenda M. Harwood, Treasurer

                                      Date: February 28, 2005